FIDELITY
GROWTH & INCOME II
PORTFOLIO

SEMIANNUAL REPORT

DECEMBER 31, 1998

(Fidelity logo Graphic)(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             5   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT SUMMARY    7   A summary of the fund's
                          investments.

INVESTMENTS           8   A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  14  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 18  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo)This report is printed on recycled paper using soy-based inks.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

Resurgent stock market performance in the fourth quarter helped the Dow Jones Industrial Average post a double-digit return for the fourth year in a row - a first in the Dow's 100-plus year history. Three interest-rate cuts made late in the year by the Federal Reserve Board helped spark the equity rally. Meanwhile, while the majority of bonds posted positive performance, most bond returns for 1998 trailed their gains from 1997.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.
If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old, and the growth of a hypothetical $10,000 investment in the fund will appear in the funds' next report six months from now.

FUND TALK: THE MANAGER'S OVERVIEW


MARKET RECAP

"May old bull markets be forgot"
could have been the refrain of
many investors during the late
summer and early fall of 1998. But
that tune changed to "Happy Days
Are Here Again" as equities staged
a rally late in the six-month period
ending December 31, 1998. During
that six-month timeframe, the Dow
Jones Industrial Average - an
index of 30 blue-chip stocks -
returned 3.48%. But that return
doesn't begin to tell the story of the
extreme volatility seen during the
period. After the Dow reached a
record high of 9337.97 on July 17,
1998, stock performance began a
dramatic descent, culminating in a
512.61 point Dow free-fall on
August 31, a loss that effectively
erased all previous gains for the
year. The culprits? Investors' fears
concerning Russia's currency
devaluation and loan defaults, the
continuing Asian economic crisis
and significant meltdowns in many
emerging markets. To address the
lack of confidence in domestic and
global equity markets, the U.S.
Federal Reserve Board stepped in
with three 0.25% interest-rate cuts
in the late fall. Those cuts helped
ease a slowing U.S. economy, and
stocks began to quickly ascend to
their former lofty levels as
demonstrated by a new Dow
record of 9374.27 on November
23, 1998.

(photograph of Louis Salemy)

NOTE TO SHAREHOLDERS: Fidelity Growth & Income II commenced operations on December 28, 1998, and will be officially launched on January 5, 1999. The following is an interview with the fund's Portfolio
Manager, Louis Salemy.

Q. LOUIS, HOW DID THE FUND PERFORM?

A. For the three-day period starting end-of-day December 28, 1998, and ending December 31, 1998, the fund returned 1.10%. Over the same three-day period, the Standard and Poor's 500 Index was up 0.32%.

Q. THIS FUND WAS LAUNCHED AFTER ONE OF FIDELITY'S MOST POPULAR FUNDS, FIDELITY GROWTH & INCOME FUND, WAS CLOSED TO NEW INVESTORS IN APRIL 1998. DOES THIS GROWTH AND INCOME FUND HAVE THE SAME INVESTMENT
OBJECTIVE AS THAT ONE?

A. Basically, yes. Like the Fidelity Growth & Income Fund, this fund's objective is to seek a high total return through a combination of current income and capital appreciation by investing mainly in common stocks. However, while this fund may have the same investment philosophy as its predecessor, it certainly will not be a mirror replica of that fund and will not hold exactly the same stocks. Going forward, my investment strategy is to outperform the S&P 500 index over time.

Q. WHAT IS YOUR OUTLOOK FOR THE FUND?

A. Currently, the United States economy looks fine. However, a number of economic crises worldwide have impacted global economic growth. To protect the fund against possible volatility in the world market, I expect to avoid most foreign and cyclical stocks - those stocks that perform well when the global economy is strong and poorly when it is weak - going forward. In short, I will try to own stocks that have predictable earnings.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: seeks a high total
return through a
combination of current
income and capital
appreciation by investing
mainly in common stocks

START DATE: December 28,
1998

FUND NUMBER: 361

TRADING SYMBOL: FGIIF

SIZE: as of December
31, 1998, more than $1
million

MANAGER: Louis Salemy, since
inception; manager, Fidelity
Variable Insurance Products:
Growth & Income Portfolio,
since 1998; various Fidelity
Select Portfolios from 1992-
1998; joined Fidelity in 1992

LOUIS SALEMY ON HIS
STOCK-PICKING PHILOSOPHY:

"I tend to be attracted to companies
that generate excess cash flow and
are not reliant on capital markets to
fund their growth. That means I
favor companies that are
self-funding, or ones that don't have
to borrow money from outside the
company to help them grow.
Secondly, I like companies that
generate predictable earnings,
and I usually avoid ones that are
less predictable, such as cyclical
stocks.

"In general, I follow a bottom-up
approach when choosing stocks.
That is, I focus on specific
companies that look good instead
of looking at how well an entire
industry is doing - which is called a
top-down approach. I do my
homework to find solid companies. I
visit the companies I'm interested in,
run earnings models on them and
look closely at their balance
sheets before I invest.

"My investment horizon is
approximately one to three years.
While I consider my horizon fairly
long term, I am certainly
cognizant that even if a company's
prospects are strong, its prospects
can change daily or weekly."

INVESTMENT SUMMARY

TOP TEN STOCKS AS OF DECEMBER
31, 1998

                               % OF FUND'S INVESTMENTS

Associates First Capital        4.6
Corp. Class A

Microsoft Corp.                 4.6

Merck & Co., Inc.               4.5

Citigroup, Inc.                 4.1

General Electric Co.            3.8

Philip Morris Companies, Inc.   3.7

AT&T Corp.                      2.8

Warner-Lambert Co.              2.5

MCI WorldCom, Inc.              2.5

Bristol-Myers Squibb Co.        2.5

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1998

                               % OF FUND'S INVESTMENTS

FINANCE                         21.5

HEALTH                          14.4

TECHNOLOGY                      12.9

NONDURABLES                     12.6

UTILITIES                       10.8

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF DECEMBER 31, 1998 *
Stocks 100%
*FOREIGN
INVESTMENTS 2.8%

Row: 1, Col: 1, Value: 100.0

INVESTMENTS DECEMBER 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 100.0%

                                 SHARES             VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.6%

SHIP BUILDING & REPAIR - 0.6%

General Dynamics Corp.            90                $ 5,276

BASIC INDUSTRIES - 0.6%

CHEMICALS & PLASTICS - 0.6%

Monsanto Co.                      120                5,700

CONSTRUCTION & REAL ESTATE -
2.3%

BUILDING MATERIALS - 0.6%

Masco Corp.                       180                5,175

REAL ESTATE - 0.0%

Grand Palais Management Co.       1                  0
LP (a)(b)

REAL ESTATE INVESTMENT TRUSTS
- 1.7%

Equity Office Properties Trust    210                5,040

Equity Residential Properties     130                5,257
Trust (SBI)

Public Storage, Inc.              190                5,142

                                                     15,439

TOTAL CONSTRUCTION & REAL                            20,614
ESTATE

DURABLES - 0.7%

AUTOS, TIRES, & ACCESSORIES -
0.7%

Federal-Mogul Corp.               100                5,950

ENERGY - 6.2%

OIL & GAS - 6.2%

Amoco Corp.                       75                 4,425

British Petroleum PLC ADR         130                12,350

Chevron Corp.                     70                 5,806

Exxon Corp.                       140                10,238

Mobil Corp.                       60                 5,228

Royal Dutch Petroleum Co. (NY     130                6,224
Registry Gilder 1.25)

Texaco, Inc.                      110                5,816

Total SA sponsored ADR            140                6,965

                                                     57,052

FINANCE - 21.5%

BANKS - 3.2%

Bank of New York Co., Inc.        290                11,673

COMMON STOCKS - CONTINUED

                                 SHARES             VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

Bank One Corp.                    200               $ 10,212

U.S. Bancorp                      200                7,100

                                                     28,985

CREDIT & OTHER FINANCE - 11.9%

American Express Co.              200                20,450

Associates First Capital          1,000              42,370
Corp. Class A

Citigroup, Inc.                   750                37,125

Household International, Inc.     220                8,718

                                                     108,663

FEDERAL SPONSORED CREDIT - 4.7%

Fannie Mae                        290                21,460

Freddie Mac                       330                21,264

                                                     42,724

INSURANCE - 1.7%

American International Group,     110                10,629
Inc.

Hartford Financial Services       100                5,488
Group, Inc.

                                                     16,117

TOTAL FINANCE                                        196,489

HEALTH - 14.4%

DRUGS & PHARMACEUTICALS - 10.9%

Bristol-Myers Squibb Co.          170                22,748

Merck & Co., Inc.                 280                41,353

Pfizer, Inc.                      100                12,544

Warner-Lambert Co.                310                23,308

                                                     99,953

MEDICAL EQUIPMENT & SUPPLIES
- 2.6%

Baxter International, Inc.        80                 5,145

Becton, Dickinson & Co.           290                12,379

Johnson & Johnson                 70                 5,871

                                                     23,395

MEDICAL FACILITIES MANAGEMENT
- 0.9%

Health Management Associates,     390                8,434
Inc. Class A (a)

TOTAL HEALTH                                         131,782

COMMON STOCKS - CONTINUED

                                 SHARES             VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.0%

ELECTRICAL EQUIPMENT - 4.3%

Emerson Electric Co.              80                $ 5,005

General Electric Co.              340                34,701

                                                     39,706

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

Tyco International Ltd.           80                 6,035

TOTAL INDUSTRIAL MACHINERY &                         45,741
EQUIPMENT

MEDIA & LEISURE - 3.7%

BROADCASTING - 2.3%

CBS Corp.                         312                10,218

Chancellor Media Corp. (a)        230                11,011

                                                     21,229

ENTERTAINMENT - 0.4%

Scientific Games Holdings         180                3,398
Corp. (a)

PUBLISHING - 0.4%

Times Mirror Co. Class A          70                 3,920

RESTAURANTS - 0.6%

Tricon Global Restaurants,        110                5,514
Inc. (a)

TOTAL MEDIA & LEISURE                                34,061

NONDURABLES - 12.6%

BEVERAGES - 4.2%

Anheuser-Busch Companies,         140                9,188
Inc.

Coca-Cola Co. (The)               90                 6,019

Coors (Adolph) Co. Class B        110                6,208

PepsiCo, Inc.                     270                11,053

Whitman Corp.                     230                5,836

                                                     38,304

FOODS - 1.7%

Bestfoods                         130                6,923

Ralston Purina Co.                250                8,094

                                                     15,017

COMMON STOCKS - CONTINUED

                                 SHARES             VALUE (NOTE 1)

NONDURABLES - CONTINUED

HOUSEHOLD PRODUCTS - 3.0%

Clorox Co.                        50                $ 5,841

Procter & Gamble Co.              240                21,915

                                                     27,756

TOBACCO - 3.7%

Philip Morris Companies, Inc.     630                33,705

TOTAL NONDURABLES                                    114,782

RETAIL & WHOLESALE - 6.9%

APPAREL STORES - 0.7%

Gap, Inc.                         120                6,750

DRUG STORES - 0.6%

CVS Corp.                         100                5,500

GENERAL MERCHANDISE STORES -
3.6%

Costco Companies, Inc. (a)        90                 6,497

Dayton Hudson Corp.               110                5,968

Federated Department Stores,      160                6,970
Inc. (a)

Wal-Mart Stores, Inc.             160                13,030

                                                     32,465

GROCERY STORES - 0.7%

Safeway, Inc. (a)                 100                6,094

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.3%

Bed Bath & Beyond, Inc. (a)       190                6,484

Home Depot, Inc.                  90                 5,507

                                                     11,991

TOTAL RETAIL & WHOLESALE                             62,800

SERVICES - 1.8%

ADVERTISING - 1.8%

Interpublic Group of              130                10,368
Companies, Inc.

Outdoor Systems, Inc. (a)         210                6,300

                                                     16,668

TECHNOLOGY - 12.9%

COMPUTER SERVICES & SOFTWARE
- 8.3%

Automatic Data Processing,        140                11,226
Inc.

Equifax, Inc.                     160                5,470

COMMON STOCKS - CONTINUED

                                 SHARES             VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Galileo International, Inc.       240               $ 10,440

IMS Health, Inc.                  90                 6,789

Microsoft Corp. (a)               300                41,606

                                                     75,531

COMPUTERS & OFFICE EQUIPMENT
- 2.0%

EMC Corp. (a)                     70                 5,950

Lexmark International Group,      60                 6,030
Inc. (a)

Xerox Corp.                       50                 5,900

                                                     17,880

ELECTRONICS - 2.6%

Intel Corp.                       140                16,599

Solectron Corp. (a)               80                 7,435

                                                     24,034

TOTAL TECHNOLOGY                                     117,445

UTILITIES - 10.8%

ELECTRIC UTILITY - 1.2%

Duke Energy Corp.                 80                 5,125

IPALCO Enterprises, Inc.          100                5,544

                                                     10,669

TELEPHONE SERVICES - 9.6%

ALLTEL Corp.                      110                6,579

AT&T Corp.                        340                25,585

BellSouth Corp.                   130                6,484

GTE Corp.                         140                9,441

MCI WorldCom, Inc. (a)            320                22,960

Qwest Communications              110                5,500
International, Inc. (a)

SBC Communications, Inc.          210                11,261

                                                     87,810

TOTAL UTILITIES                                      98,479

TOTAL INVESTMENT IN                                  $ 912,839
SECURITIES - 100%
(Cost $902,802)

LEGEND

(a) Non-income producing

(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).

Additional information on each holding
is as follows:

SECURITY                         ACQUISTION DATE  ACQUISITION COST

Grand Palais  Management Co. LP  12/28/98         $ 0

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $902,802. Net unrealized appreciation aggregated $10,037, of which $15,831 related to appreciated investment securities and $5,794 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998 (UNAUDITED)

ASSETS

Investment in securities, at              $ 912,839
value (cost $902,802) -  See
accompanying schedule

Cash                                       107,241

Receivable for investments                 6,947
sold

Dividends receivable                       298

Prepaid expenses                           36,263

 TOTAL ASSETS                              1,063,588

LIABILITIES

Payable for investments         $ 17,152
purchased

Accrued management fee           56

Other payables and accrued       36,357
expenses

 TOTAL LIABILITIES                         53,565

NET ASSETS                                $ 1,010,023

Net Assets consist of:

Paid in capital                           $ 1,000,010

Undistributed net investment               148
income

Accumulated undistributed net              (172)
realized gain (loss)  on
investments

Net unrealized appreciation                10,037
(depreciation) on investments

NET ASSETS, for 100,001                   $ 1,010,023
shares outstanding

NET ASSET VALUE, offering                  $10.10
price and redemption price
per share ($1,010,023
(divided by) 100,001 shares)

STATEMENT OF OPERATIONS
 DECEMBER 28, 1998
(COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1998
(UNAUDITED)

INVESTMENT INCOME                        $ 298
Dividends

EXPENSES

Management fee                 $ 56

Transfer agent fees             54

Accounting fees and expenses    682

Custodian fees and expenses     25

Registration fees               1,115

Audit                           251

 Total expenses before          2,183
reductions

 Expense reductions             (2,033)   150

NET INVESTMENT INCOME                     148

REALIZED AND UNREALIZED GAIN              (172)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                  10,037
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                           9,865

NET INCREASE (DECREASE) IN               $ 10,013
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS
                                DECEMBER 28, 1998
                                (COMMENCEMENT OF OPERATIONS)
                                TO DECEMBER 31, 1998
                                (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment       $ 148
income

 Net realized gain (loss)        (172)

 Change in net unrealized        10,037
appreciation (depreciation)

 NET INCREASE (DECREASE) IN      10,013
NET ASSETS RESULTING FROM
OPERATIONS

Share transactions Net           1,000,010
proceeds from sales of shares

 NET INCREASE (DECREASE) IN      1,000,010
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)      1,010,023
IN NET ASSETS

NET ASSETS

 Beginning of period             -

 End of period (including       $ 1,010,023
undistributed net investment
income of $148)

OTHER INFORMATION                100,001
Shares sold

FINANCIAL HIGHLIGHTS
                                 DECEMBER 31, 1998 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

 Net investment income D          .00

 Net realized and unrealized      .10
gain (loss)

 Total from investment            .10
operations

Net asset value, end of period   $ 10.10

TOTAL RETURN B, C                  1.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,010
(000 omitted)

Ratio of expenses to average      1.25% A, F
net assets

Ratio of net investment           1.23% A
income to average net assets

Portfolio turnover rate           64% A

A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998.

F FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS

For the period ended December 31, 1998 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Growth & Income II Portfolio (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund except for the cost of registering and qualifying shares of the fund for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $909,921 and $6,947, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .47% of average net assets.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .45% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $13 for the period.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the fund's operating expenses
(excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 1.25% of average net assets. For the period, the reimbursement reduced the expenses by $2,033.

6. BENEFICIAL INTEREST.

At the end of the period, FMR was record owner of 100% of the total outstanding shares of the fund.

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
 (U.K.) Inc., London, England

Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard A. Spillane Jr., Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

* INDEPENDENT TRUSTEES

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

The Chase Manhattan Bank
New York, NY

FIDELITY'S GROWTH AND INCOME FUNDS

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity(registered trademark) Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan (registered trademark) Fund

Real Estate Investment Portfolio

Utilities Fund

THE FIDELITY TELEPHONE CONNECTION

MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions  1-800-544-7777

Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)


TouchTone Xpress (registered trademark)(automated graphic)
1-800-544-5555
(automated graphic) AUTOMATED LINE FOR QUICKEST SERVICE


(Fidelity Logo Graphic)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FIDELITY FIFTY SM

SEMIANNUAL REPORT

DECEMBER 31, 1998

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The managers' review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  15  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 19  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo) This report is printed on recycled paper using soy-based inks.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS

IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

Resurgent stock market performance in the fourth quarter helped the Dow Jones Industrial Average post a double-digit return for the fourth year in a row - a first in the Dow's 100-plus year history. Three interest-rate cuts made late in the year by the Federal Reserve Board helped spark the equity rally. Meanwhile, while the majority of bonds posted positive performance, most bond returns for 1998 trailed their gains from 1997.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Fidelity Fifty has a 3% sales charge, which was waived beginning January 1, 1995 through December 31, 1998. Effective January 1, 1999, the fund's 3% sales charge will be reinstated.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31, 1998  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY FIFTY                   1.98%          15.58%       126.55%       139.92%

FIDELITY FIFTY (INCL. 3.00%      -1.08%         12.11%       119.75%       132.72%
SALES CHARGE)

S&P 500 (registered trademark)   9.23%          28.58%       193.90%       201.09%

Capital Appreciation Funds       5.33%          19.96%       111.23%       n/a
Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 17, 1993. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 268 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31, 1998    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY FIFTY                     15.58%       17.77%        17.99%

FIDELITY FIFTY (INCL. 3.00%        12.11%       17.05%        17.31%
SALES CHARGE)

S&P 500                            28.58%       24.06%        23.17%

Capital Appreciation Funds         19.96%       14.96%        n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Fidelity Fifty              S&P 500
             00500                       SP001
  1993/09/17       9700.00                    10000.00
  1993/09/30       9971.60                    10012.20
  1993/10/31      10369.30                    10219.45
  1993/11/30      10204.40                    10122.36
  1993/12/31      10272.24                    10244.84
  1994/01/31      10660.60                    10593.17
  1994/02/28      10505.25                    10306.09
  1994/03/31       9990.67                     9856.75
  1994/04/30      10116.89                     9982.91
  1994/05/31      10126.60                    10146.63
  1994/06/30       9874.16                     9898.04
  1994/07/31      10262.53                    10222.70
  1994/08/31      10796.53                    10641.83
  1994/09/30      10767.40                    10381.10
  1994/10/31      10990.71                    10614.68
  1994/11/30      10495.55                    10228.09
  1994/12/31      10682.65                    10379.77
  1995/01/31      10623.74                    10648.92
  1995/02/28      11065.57                    11063.91
  1995/03/31      11536.87                    11390.41
  1995/04/30      11860.88                    11725.85
  1995/05/31      12302.72                    12194.54
  1995/06/30      12862.38                    12477.82
  1995/07/31      13520.22                    12891.58
  1995/08/31      13547.85                    12923.94
  1995/09/30      13994.60                    13469.33
  1995/10/31      13610.19                    13421.24
  1995/11/30      14181.61                    14010.43
  1995/12/31      14115.33                    14280.28
  1996/01/31      14474.47                    14766.38
  1996/02/29      14866.26                    14903.26
  1996/03/31      14909.79                    15046.78
  1996/04/30      15225.40                    15268.57
  1996/05/31      15508.36                    15662.35
  1996/06/30      15236.28                    15722.02
  1996/07/31      14126.21                    15027.42
  1996/08/31      14412.90                    15344.35
  1996/09/30      15039.55                    16207.93
  1996/10/31      15358.57                    16654.94
  1996/11/30      16497.93                    17913.89
  1996/12/31      16362.51                    17559.02
  1997/01/31      17201.62                    18656.10
  1997/02/28      17026.80                    18802.37
  1997/03/31      16001.23                    18029.78
  1997/04/30      16817.03                    19106.16
  1997/05/31      18157.26                    20269.34
  1997/06/30      19008.02                    21177.40
  1997/07/31      20534.72                    22862.49
  1997/08/31      19821.88                    21581.73
  1997/09/30      20974.46                    22763.77
  1997/10/31      19467.24                    22003.46
  1997/11/30      19707.88                    23022.00
  1997/12/31      20134.90                    23417.28
  1998/01/31      20201.04                    23676.28
  1998/02/28      21775.32                    25383.81
  1998/03/31      23204.08                    26683.72
  1998/04/30      23428.98                    26952.15
  1998/05/31      22330.95                    26488.85
  1998/06/30      22820.43                    27564.82
  1998/07/31      22569.08                    27271.26
  1998/08/31      17584.99                    23328.38
  1998/09/30      18095.70                    24822.80
  1998/10/31      19669.24                    26841.88
  1998/11/30      21063.34                    28468.77
  1998/12/31      23271.81                    30109.14
IMATRL PRASUN   SHR__CHT 19981231 19990121 165505 R00000000000067

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Fifty on September 17, 1993, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by December 31, 1998, the value of the investment would have grown to $23,272 - a 132.72% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $30,109 - a 201.09% increase.

(checkmark)UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGERS' OVERVIEW


MARKET RECAP

"May old bull markets be forgot"
could have been the refrain of many
investors during the late summer
and early fall of 1998. But that tune
changed to "Happy Days Are Here
Again" as equities staged a rally
late in the six-month period ending
December 31, 1998. During that
six-month timeframe, the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - returned
3.48%. But that return doesn't begin
to tell the story of the extreme
volatility seen during the period.
After the Dow reached a record
high of 9337.97 on July 17, 1998,
stock performance began a
dramatic descent, culminating in a
512.61 point Dow free-fall on
August 31, a loss that effectively
erased all previous gains for the
year. The culprits? Investors' fears
concerning  Russia's currency
devaluation and loan defaults, the
continuing Asian economic crisis
and significant meltdowns in many
emerging markets. To address the
lack of confidence in domestic and
global equity markets, the U.S.
Federal Reserve Board stepped in
with three 0.25% interest-rate cuts
in the late fall. Those cuts helped
ease a slowing U.S. economy, and
stocks began to quickly ascend to
their former lofty levels as
demonstrated by a new Dow
record of 9374.27 on November
23, 1998.

(Photograph of John Muresianu)
(Photograph of Scott Stewart)

NOTE TO SHAREHOLDERS: On January 4, 1999, after the period covered by this report, John Muresianu (right) became Portfolio Manager of Fidelity Fifty. The following is an interview with Scott Stewart, who managed the fund during the period covered by this report, with comments from John Muresianu on his outlook and investment approach.

Q. SCOTT, HOW DID THE FUND PERFORM OVER THE PAST YEAR?

S.S. For the six-month period that ended December 31, 1998, the fund posted a return of 1.98%. It trailed the capital appreciation funds average, as tracked by Lipper Inc., which was up 5.33% over the same period. The Standard & Poor's 500 Index returned 9.23% over the same time frame. For the 12 months that ended December 31, 1998, the fund returned 15.58%, while the Lipper group and the S&P 500 returned 19.96% and 28.58%, respectively.

Q. WHY DID THE FUND LAG THE PERFORMANCE OF ITS PEER GROUP AND THE S&P 500 OVER THE SIX- AND 12-MONTH PERIODS?

S.S. The fund was hurt because I took a more aggressive approach than the fund's peers and the S&P 500. I focused on small- and mid-capitalization stocks - which tend to have stronger earnings potential than large-cap stocks - to a greater extent than the S&P 500, and, I believe, most of my peers. The problem was that the stocks of most small companies had a dreadful year, while the very largest companies performed extremely well over the period. For example, the Russell 2000 Index - which measures the performance of small-cap stocks - underperformed the S&P 500 by 16% and 31% over the past six- and 12- months, respectively. My competitors' approach paid off over most of the period and especially in the third quarter as investors fled to "safe" stocks - usually large, domestic stocks - when Russia defaulted on its bonds in August.

Q. WHAT WAS BEHIND THE FUND'S STRONG PERFORMANCE DURING THE LAST THREE MONTHS OF THE PERIOD?

S.S. Ironically, the fund outperformed both its peers and the S&P 500 over the fourth quarter because of its relatively aggressive stance. As I implied, fears of recession and concerns about credit risk dominated the third quarter. In their attempt to move to safe stocks, many investors fled from small-cap and technology stocks that they considered risky. I felt that people were overreacting and increased my exposure to technology companies. Technology stocks, such as EMC, which makes data storage systems that can be plugged into any company's computer server, benefited from the upswing in the fourth quarter, turning in a very strong performance.

Q. WHAT OTHER HOLDINGS HELPED THE FUND OVER THE PERIOD?

S.S. One of the fund's top-10 holdings, MCI WorldCom - a leader in global communications - also was perceived as a risky stock in the third quarter since in a recession the growth rate of telecommunications lessens. But, like EMC, it was a top performer for the fund in the fourth quarter. Utilities, such as holding AT&T, did well in the third quarter because they were considered safe havens. Another winner was top-10 holding Amgen, a biotechnology company that is beginning to be perceived by investors as more like a drug company and, therefore, as more stable.

Q. ON THE DOWNSIDE, WHAT SPECIFIC STOCKS HURT THE FUND'S PERFORMANCE?

S.S. Some of the fund's financial holdings were hurt by the credit risk concerns of the third quarter, and they did not bounce back fully in the fourth quarter. For example, Citigroup was considered risky because it lends money to countries like Russia and to Latin America.

Q. TURNING TO YOU, JOHN, HOW DO YOU THINK THE OVERALL MARKET AND THE FUND LOOK GOING FORWARD?

J.M. The U.S. economy continues to look strong, which is good for corporate earnings, but bad for interest rates. That's because in a strong economy the Federal Reserve Board is less likely to ease interest rates. On the other hand, there are plenty of signs of weakness on a global level, which could lead to the Fed easing rates. In general, the fund will be positioned for the very long term; however, it may be impacted by the uncontrollable volatility of short-term events.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: to increase the value of
the fund's shares by investing
mainly in equity securities,
normally 50 to 60 stocks

FUND NUMBER: 500

TRADING SYMBOL: FFTYX

START DATE: September 17,
1993

SIZE: as of December
31, 1998, more than $178
million

MANAGER: John Muresianu,
since January 1999; manager,
Fidelity American Trust
Portfolio, since 1997; Fidelity
Advisor
Utilities Growth Fund, 1996-
1997; Several Select
Portfolios, 1992-1997;
joined Fidelity
in 1986

JOHN MURESIANU ON HIS
INVESTMENT PHILOSOPHY:

"What distinguishes me from many
other fund managers is my
investment time horizon, which is
10 to 20 years - much longer than
most other managers. My goal is to
buy the best stocks at reasonable
valuations relative to their true
value and own them for the long
run.

"I am a strong believer in Internet
stocks. In fact, in my judgement,
the rise of the Internet is a
historical event tantamount to the
introduction of the automobile and
the telephone. In the fall of 1997, I
decided to invest the fund I was
managing at the time heavily in
Internet stocks - such as
America OnLine and Yahoo!. At
that time, Asia was collapsing and
most investors were dumping
technology stocks, especially
Internet stocks. To me, these
companies were domestic
consumer stocks, not technology
stocks, and they were growing like
crazy.

"Over the past year, of course,
Internet stocks have been some
of the top-performing stocks in
the world. However it is important
to caution investors that these
stocks also can be some of the
most volatile stocks in today's
market."

(solid bullet) In addition, the fund's
investment disclosure has been
changed to de-emphasize the use of
statistical models. In general, the
manager will rely more heavily on
fundamental analysis of individual
securities when he selects the
fund's holdings.


INVESTMENT CHANGES

TOP TEN STOCKS AS OF DECEMBER
31, 1998

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

Microsoft Corp.                 6.0                      4.1

MCI WorldCom, Inc.              5.7                      3.4

TJX Companies, Inc.             3.8                      2.3

Qwest Communications            3.5                      2.1
International, Inc.

Amgen, Inc.                     3.2                      2.5

OY Nokia AB sponsored ADR       3.2                      0.0

Associates First Capital        2.7                      2.1
Corp. Class A

Providian Financial Corp.       2.6                      0.0

Siebel Systems, Inc.            2.5                      1.9

EMC Corp.                       2.5                      1.6

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1998

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

TECHNOLOGY                      22.8                     14.9

UTILITIES                       16.4                     7.2

FINANCE                         12.2                     13.8

HEALTH                          6.9                      10.6

NONDURABLES                     6.4                      6.1


ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF DECEMBER 31, 1998 *
Row: 1, Col: 1, Value: 1.4
Row: 1, Col: 2, Value: 98.59999999999999

Stocks and
equity futures 98.6%
Short-term
investments
and others 1.4%
*FOREIGN
INVESTMENTS 4.1%

AS OF JUNE 30, 1998 **
Row: 1, Col: 1, Value: 2.6
Row: 1, Col: 2, Value: 97.40000000000001

Stocks and
equity futures 97.4%
Short-term
investments
and others 2.6%
**FOREIGN
INVESTMENTS 5.0%


INVESTMENTS DECEMBER 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 89.4%

                                 SHARES                           VALUE (NOTE 1)

BASIC INDUSTRIES - 1.4%

CHEMICALS & PLASTICS - 1.4%

du Pont (E.I.) de Nemours &       15,900                          $ 843,693
Co.

Witco Corp.                       90,900                           1,448,719

                                                                   2,292,412

CONSTRUCTION & REAL ESTATE -
1.2%

BUILDING MATERIALS - 1.1%

American Standard Companies,      51,600                           1,854,375
Inc. (a)

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

Ocwen Asset Investment Corp.      42,200                           203,088

TOTAL CONSTRUCTION & REAL                                          2,057,463
ESTATE

DURABLES - 3.5%

AUTOS, TIRES, & ACCESSORIES -
3.5%

AutoZone, Inc. (a)                87,900                           2,895,206

Breed Technologies, Inc. (a)      132,400                          1,084,025

Republic Industries, Inc. (a)     125,000                          1,843,750

                                                                   5,822,981

ENERGY - 3.5%

OIL & GAS - 3.5%

Amerada Hess Corp.                14,800                           736,300

Imperial Oil Ltd.                 130,100                          2,086,870

USX-Marathon Group                103,600                          3,120,950

                                                                   5,944,120

FINANCE - 12.2%

CREDIT & OTHER FINANCE - 5.9%

Associates First Capital          106,000                          4,491,750
Corp. Class A

Citigroup, Inc.                   19,500                           965,250

FIRSTPLUS Financial Group,        40,000                           110,000
Inc. (a)

Providian Financial Corp.         58,500                           4,387,500

                                                                   9,954,500

INSURANCE - 2.4%

AFLAC, Inc.                       91,200                           4,012,800

COMMON STOCKS - CONTINUED

                                 SHARES                           VALUE (NOTE 1)

FINANCE - CONTINUED

SAVINGS & LOANS - 3.9%

Dime Bancorp, Inc.                129,700                         $ 3,428,944

Washington Mutual, Inc.           81,200                           3,100,825

                                                                   6,529,769

TOTAL FINANCE                                                      20,497,069

HEALTH - 6.9%

DRUGS & PHARMACEUTICALS - 6.1%

Amgen, Inc. (a)                   51,300                           5,364,056

Aviron (a)                        48,900                           1,265,288

Lilly (Eli) & Co.                 40,100                           3,563,888

                                                                   10,193,232

MEDICAL FACILITIES MANAGEMENT
- 0.8%

Total Renal Care Holdings,        48,500                           1,433,781
Inc. (a)

TOTAL HEALTH                                                       11,627,013

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.2%

POLLUTION CONTROL - 2.2%

Allied Waste Industries, Inc.     155,000                          3,661,875
(a)

MEDIA & LEISURE - 4.6%

BROADCASTING - 1.1%

CBS Corp.                         55,976                           1,833,214

ENTERTAINMENT - 2.1%

Viacom, Inc. Class B              47,500                           3,515,000
(non-vtg.) (a)

PUBLISHING - 1.4%

Harcourt General, Inc.            42,900                           2,281,744

TOTAL MEDIA & LEISURE                                              7,629,958

NONDURABLES - 6.4%

FOODS - 1.8%

ConAgra, Inc.                     94,400                           2,973,600

HOUSEHOLD PRODUCTS - 4.6%

Avon Products, Inc.               39,000                           1,725,750

COMMON STOCKS - CONTINUED

                                 SHARES                           VALUE (NOTE 1)

NONDURABLES - CONTINUED

HOUSEHOLD PRODUCTS - CONTINUED

Gillette Co.                      55,200                          $ 2,666,850

Procter & Gamble Co.              36,100                           3,296,381

                                                                   7,688,981

TOTAL NONDURABLES                                                  10,662,581

PRECIOUS METALS - 0.7%

Newmont Mining Corp.              67,162                           1,213,114

RETAIL & WHOLESALE - 5.6%

APPAREL STORES - 4.1%

Abercrombie & Fitch Co. Class     8,700                            615,525
A (a)

TJX Companies, Inc.               219,200                          6,356,800

                                                                   6,972,325

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.5%

AgriBioTech, Inc. (a)             64,600                           835,763

Best Buy Co., Inc. (a)            26,400                           1,620,300

                                                                   2,456,063

TOTAL RETAIL & WHOLESALE                                           9,428,388

SERVICES - 2.0%

ADVERTISING - 2.0%

Interpublic Group of              41,600                           3,317,600
Companies, Inc.

TECHNOLOGY - 22.8%

COMMUNICATIONS EQUIPMENT - 4.2%

Cisco Systems, Inc. (a)           18,400                           1,707,750

OY Nokia AB sponsored ADR         44,200                           5,323,338

                                                                   7,031,088

COMPUTER SERVICES & SOFTWARE
- 9.6%

Cadence Design Systems, Inc.      60,000                           1,785,000
(a)

Microsoft Corp. (a)               73,000                           10,124,185

Siebel Systems, Inc. (a)          124,000                          4,208,250

                                                                   16,117,435

COMMON STOCKS - CONTINUED

                                 SHARES                           VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- 4.1%

EMC Corp. (a)                     49,200                          $ 4,182,000

Seagate Technology, Inc. (a)      90,000                           2,722,500

                                                                   6,904,500

ELECTRONIC INSTRUMENTS - 2.5%

Teradyne, Inc. (a)                98,600                           4,178,175

ELECTRONICS - 2.4%

AMP, Inc.                         78,819                           4,103,514

TOTAL TECHNOLOGY                                                   38,334,712

UTILITIES - 16.4%

CELLULAR - 0.8%

Nextel Communications, Inc.       57,900                           1,367,888
Class A (a)

ELECTRIC UTILITY - 3.3%

AES Corp. (a)                     70,700                           3,349,413

PG&E Corp.                        71,700                           2,258,550

                                                                   5,607,963

TELEPHONE SERVICES - 12.3%

ALLTEL Corp.                      40,000                           2,392,500

AT&T Corp.                        37,000                           2,784,250

MCI WorldCom, Inc. (a)            133,000                          9,542,750

Qwest Communications              116,610                          5,830,500
International, Inc. (a)

                                                                   20,550,000

TOTAL UTILITIES                                                    27,525,851

TOTAL COMMON STOCKS                                                150,015,137
(Cost $115,862,677)

U.S. TREASURY OBLIGATIONS -
0.6%

                                 PRINCIPAL AMOUNT

U.S. Treasury Bills, yield at    $ 1,000,000                       999,708
date of purchase  3.61% to
3.79% 1/7/99 (c) (Cost
$999,282)

CASH EQUIVALENTS - 10.0%

                                 SHARES                           VALUE (NOTE 1)

Taxable Central Cash Fund (b)     16,847,416                      $ 16,847,416
(Cost $16,847,416)

TOTAL INVESTMENT IN                                               $ 167,862,261
SECURITIES - 100%
(Cost $133,709,375)



FUTURES CONTRACTS

                                 EXPIRATION DATE      UNDERLYING FACE AMOUNT AT VALUE      UNREALIZED GAIN/(LOSS)

PURCHASED

17 Russell 2000 Index Contracts  Mar. 1999            $ 3,614,625                          $ 140,568

20 S&P 400 Midcap Index          Mar. 1999             3,917,500                            288,875
Contracts

60 S&P 500 Stock Index           Mar. 1999             18,682,500                           225,525
Contracts

                                                      $ 26,214,625                         $ 654,968

THE FACE VALUE OF FUTURES
PURCHASED AS A PERCENTAGE OF
TOTAL INVESTMENT IN
SECURITIES - 15.6%


LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.80%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $954,721.

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $133,709,375. Net unrealized appreciation aggregated $34,152,886, of which $43,324,555 related to appreciated investment securities and $9,171,669 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 167,862,261
value (cost $133,709,375) -
See accompanying schedule

Receivable for investments                    11,726,311
sold

Receivable for fund shares                    470,199
sold

Dividends receivable                          132,091

Interest receivable                           55,959

Receivable for daily                          223,121
variation on futures
contracts

Other receivables                             55,477

 TOTAL ASSETS                                 180,525,419

LIABILITIES

Payable for fund shares         $ 1,590,022
redeemed

Accrued management fee           55,232

Other payables and accrued       69,953
expenses

 TOTAL LIABILITIES                            1,715,207

NET ASSETS                                   $ 178,810,212

Net Assets consist of:

Paid in capital                              $ 144,469,570

Undistributed net investment                  182,551
income

Accumulated undistributed net                 (649,681)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   34,807,772
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 10,607,617                   $ 178,810,212
shares outstanding

NET ASSET VALUE, offering                     $16.86
price and redemption price
per share ($178,810,212
(divided by) 10,607,617
shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED DECEMBER
31, 1998 (UNAUDITED)

INVESTMENT INCOME                              $ 457,721
Dividends

Interest                                        355,953

 TOTAL INCOME                                   813,674

EXPENSES

Management fee Basic fee         $ 491,968

 Performance adjustment           (167,540)

Transfer agent fees               229,737

Accounting fees and expenses      50,340

Non-interested trustees'          306
compensation

Custodian fees and expenses       3,881

Registration fees                 19,295

Audit                             15,210

Legal                             19,883

Miscellaneous                     442

 Total expenses before            663,522
reductions

 Expense reductions               (32,538)      630,984

NET INVESTMENT INCOME                           182,690

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (1,171,113)

 Foreign currency transactions    (2,706)

 Futures contracts                1,173,489     (330)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            929,401

 Assets and liabilities in        (82)
foreign currencies

 Futures contracts                266,826       1,196,145

NET GAIN (LOSS)                                 1,195,815

NET INCREASE (DECREASE) IN                     $ 1,378,505
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED DECEMBER 31,  YEAR ENDED JUNE 30, 1998
                                 1998 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 182,690                      $ 494,044
income

 Net realized gain (loss)         (330)                          21,111,377

 Change in net unrealized         1,196,145                      9,699,300
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       1,378,505                      31,304,721
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (220,179)                      (495,564)
From net investment income

 From net realized gain           (7,371,344)                    (20,129,202)

 TOTAL DISTRIBUTIONS              (7,591,523)                    (20,624,766)

Share transactions Net            69,867,488                     203,058,297
proceeds from sales of shares

 Reinvestment of distributions    7,510,567                      20,420,206

 Cost of shares redeemed          (84,975,462)                   (197,674,155)

 NET INCREASE (DECREASE) IN       (7,597,407)                    25,804,348
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (13,810,425)                   36,484,303
IN NET ASSETS

NET ASSETS

 Beginning of period              192,620,637                    156,136,334

 End of period (including        $ 178,810,212                  $ 192,620,637
undistributed net investment
income of $182,551 and
$335,632, respectively)

OTHER INFORMATION
Shares

 Sold                             4,600,958                      12,278,921

 Issued in reinvestment of        472,067                        1,311,377
distributions

 Redeemed                         (5,629,562)                    (12,000,886)

 Net increase (decrease)          (556,537)                      1,589,412


FINANCIAL HIGHLIGHTS

                            SIX MONTHS ENDED DECEMBER 31,  YEARS ENDED JUNE 30,
                            1998

                            (UNAUDITED)                    1998                  1997       1996       1995       1994 F

SELECTED PER-SHARE DATA

Net asset value, beginning
of                          $ 17.25                        $ 16.31               $ 14.00    $ 13.10    $ 10.17    $ 10.00
period

Income from Investment
Operations

 Net investment   income     .02 D                          .04 D                 .07 D      .15        .08        .02

 Net realized and            .28                            2.95                  3.16       2.12       2.97       .16
unrealized gain   (loss)

 Total from investment       .30                            2.99                  3.23       2.27       3.05       .18
operations

Less Distributions

 From net investment  income (.02)                          (.05)                 (.09)      (.13)      (.02)      (.01)

 From net realized   gain    (.67)                          (2.00)                (.83)      (1.24)     (.10)      -

 Total distributions         (.69)                          (2.05)                (.92)      (1.37)     (.12)      (.01)

Net asset value, end  of    $ 16.86                        $ 17.25               $ 16.31    $ 14.00    $ 13.10    $ 10.17
period

TOTAL RETURN B, C            1.98%                          20.06%                24.75%     18.46%     30.26%     1.80%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period   $ 178,810                      $ 192,621             $ 156,136  $ 180,983  $ 128,572  $ 48,359
(000 omitted)

Ratio of expenses to average .78% A                         .80%                  .88%       1.03%      1.22%      1.58% A
net assets

Ratio of expenses to average .74% A, E                      .77% E                .84% E     .99% E     1.19% E    1.58% A
net assets after expense
reductions

Ratio of net investment      .22% A                         .27%                  .53%       1.20%      1.15%      .23% A
income to average net assets

Portfolio turnover rate      92% A                          121%                  131%       152%       180%       320% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

F FOR THE PERIOD SEPTEMBER 17, 1993 (COMMENCEMENT OF OPERATIONS) TO
JUNE 30, 1994.

NOTES TO FINANCIAL STATEMENTS

For the period ended December 31, 1998 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Fifty (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures transactions, market discount, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily

2. OPERATING POLICIES - CONTINUED

REPURCHASE AGREEMENTS - CONTINUED

and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $70,924,207 and $98,233,825, respectively

The market value of futures contracts opened and closed during the period amounted to $68,627,483 and $53,842,373, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .38% of average net assets after the performance adjustment.

SALES LOAD. For the period January 1, 1995 through December 31, 1998, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, voluntarily waived the sales charge (3% of the offering price) on the sales of shares.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .27% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $17,773 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $29,889 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $1,006 and $1,643, respectively, under these arrangements.

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
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*0 To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and
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(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management &
 Research Company
 (U.K.) Inc., London, England

Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

John M. Muresianu, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Richard M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

CUSTODIAN

Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH FUNDS

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THE FIDELITY TELEPHONE CONNECTION

MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions 1-800-544-7777

Account Assistance 1-800-544-6666

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 (8 a.m. - 9 p.m.)

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(Automated graphic) AUTOMATED LINE FOR QUICKEST SERVICE


(Fidelity Logo Graphic)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FIDELITY
CONTRAFUNDII SM

(2 fidelity logo graphics)(registered trademark)

SEMIANNUAL REPORT
DECEMBER 31, 1998

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  17  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 21  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo)This report is printed on recycled paper using soy-based inks.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

Resurgent stock market performance in the fourth quarter helped the Dow Jones Industrial Average post a double-digit return for the fourth year in a row - a first in the Dow's 100-plus year history. Three interest-rate cuts made late in the year by the Federal Reserve Board helped spark the equity rally. Meanwhile, while the majority of bonds posted positive performance, most bond returns for 1998 trailed their gains from 1997.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31, 1998  PAST 6 MONTHS  LIFE OF FUND

FIDELITY CONTRAFUND II           7.63%          11.40%

FIDELITY CONTRAFUND II (INCL.    4.40%          8.06%
3.00% SALES CHARGE)

S&P 500 (registered trademark)   9.23%          12.84%

Growth Funds Average             6.21%          n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months or since the fund started on March 31, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,101 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 OVER LIFE OF FUND
             Contrafund II               S&P 500
             00339                       SP001
  1998/03/31       9700.00                    10000.00
  1998/04/30       9738.80                    10100.60
  1998/05/31       9457.50                     9926.97
  1998/06/30      10039.50                    10330.20
  1998/07/31       9787.30                    10220.19
  1998/08/31       7992.80                     8742.55
  1998/09/30       8691.20                     9302.60
  1998/10/31       8914.30                    10059.27
  1998/11/30       9797.00                    10668.97
  1998/12/31      10805.80                    11283.71
IMATRL PRASUN   SHR__CHT 19981231 19990111 113726 R00000000000012
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Contrafund II on March 31, 1998, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by December 31, 1998, the value of the investment would have grown to $10,806 - a 8.06% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $11,284 - a 12.84% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

"May old bull markets be forgot"
could have been the refrain of many
investors during the late summer
and early fall of 1998. But that tune
changed to "Happy Days Are Here
Again" as equities staged a rally
late in the six-month period ending
December 31, 1998. During that
six-month timeframe, the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - returned
3.48%. But that return doesn't begin
to tell the story of the extreme
volatility seen during the period.
After the Dow reached a record
high of 9337.97 on July 17, 1998,
stock performance began a
dramatic descent, culminating in a
512.61 point Dow free-fall on
August 31, a loss that effectively
erased all previous gains for the
year. The culprits? Investors' fears
concerning Russia's currency
devaluation and loan defaults, the
continuing Asian economic crisis
and significant meltdowns in many
emerging markets. To address the
lack of confidence in domestic and
global equity markets, the U.S.
Federal Reserve Board stepped in
with three 0.25% interest-rate cuts
in the late fall. Those cuts helped
ease a slowing U.S. economy, and
stocks began to quickly ascend to
their former lofty levels as
demonstrated by a new Dow
record of 9374.27 on November
23, 1998.

(photograph of Jason Weiner)

An interview with Jason Weiner, Portfolio Manager of Contrafund II

Q. HOW DID THE FUND PERFORM, JASON?

A. It did well, though not quite as well as the market. In the six-month period ending December 31, 1998, the fund returned 7.63%, compared to a 9.23% return for the Standard & Poor's 500 Index. For the same period, the growth funds average, as tracked by Lipper Inc., returned 6.21%. Since its inception on March 31, 1998, the fund rose 11.40%, while the S&P 500 was up 12.84%. Lipper does not calculate a life of fund average.

Q. WHAT HELPED YOU VERY NEARLY KEEP PACE WITH THE MARKET DURING THE TURBULENT PERIOD SINCE THE FUND'S INCEPTION?

A. The performance of the fund's large-cap holdings helped enormously. In 1998, the S&P 500, and in particular the largest S&P companies, outperformed small-cap stocks dramatically. I had positioned the fund for a recovery in the small- and mid-cap universe, which did not occur. To illustrate, the S&P 500 returned 28.58% in 1998, versus a 3% decline in the Russell 2000, a popular measure of small-cap stock peformance, despite similar earnings growth. This accounted for the fund's underperformance. Fortunately, the fund effectively avoided earnings shortfalls in the period as well.

Q. THE TECHNOLOGY WEIGHTING OF THE FUND WENT DOWN TOWARD THE END OF THE PERIOD, THOUGH IT WAS STILL STRONG. WHAT STRENGTHS AND WEAKNESSES DID YOU SEE IN THAT SECTOR?

A. I remained overweighted in the technology sector relative to the S&P 500, although I did use the fourth quarter to reduce the fund's exposure. The fund missed part of the rebound seen in the semiconductor sector by applying too strict a valuation criterion. Valuations were high, but semiconductor valuations relative to the market were more reasonable, and positive fundamentals allowed for a strong move upward. As I said in the annual report, I continue to favor computer software and services. In particular, I like businesses with high margins and recurring revenues.

Q. WHAT WERE SOME OF YOUR BEST TECHNOLOGY PICKS?

A. Microsoft went up 27% during the six-month period. MCI went up 20% on its own, then another 48% after WorldCom acquired it during the period. So those were great performers. JDS Fitel, a Canadian supplier of optical components to the telecommunications industry, also performed well, as did America Online, which went up 180%. Internet stocks in general really exploded during the period.

Q. THE FUND'S TOP HOLDING WAS IN THE RETAIL SECTOR - ABERCROMBIE & FITCH - WHICH WENT UP 60% DURING THE SIXTH-MONTH PERIOD. DID YOU LIKE THAT WHOLE SECTOR?

A. No, that wasn't a sector bet. I bought Abercrombie & Fitch stock when the company had about 150 stores, in the belief it could easily reach 400 to 600 stores, including the kids' stores. As long as its fashion statement is in tune with its customers, I believe its earnings will grow in line, or better, with their store growth.

Q. THE FUND WAS ALSO STRONG IN HEALTH CARE. WHAT DID YOU FIND
ATTRACTIVE THERE?

A. The pharmaceuticals and medical-device companies have great fundamentals. Strong product introductions and pipelines drive their earnings and their stocks. As long as the climate in Washington remained benign, I wanted the fund to have significant exposure in this group. The last time these stocks underperformed, the political climate in Washington was hostile to the industry. I would like to highlight Sofamor/Danek, which during the period was set to be acquired by MDT. I was sorry this great company was going to be sold, but at least the fund would be paid in MDT stock, which is another company with great fundamentals.

Q. INTERNET STOCKS DID VERY WELL DURING THE PERIOD. WERE YOU INVESTED
THERE?

A. At the beginning of the period, I was heavily invested in the Internet, and I pared back by the end of the period. America Online, for instance, fell out of the fund's top-10 holdings as its stock price rose to astronomical heights. Intraday moves of $50 to $100 were commonplace in the sector and illustrated the amount of speculation in the market. I tried to have exposure to related stocks, like cable companies offering high-speed data access, while avoiding areas that I thought were overheated. One measure of "overheated" is the percentage of a stock's outstanding shares traded on an average day. In some cases average daily volume was hitting 30% to 40% of outstanding shares.

Q. WHAT IS YOUR OUTLOOK FOR 1999?

A. In general, I'm cautious. In 1998, stock prices rose faster than earnings, while the earnings of S&P 500 companies slowed dramatically at the end of the period. My strategy is to own companies that can grow their earnings in a sustainable manner. Generally speaking, the fund did not own a lot of cyclicals, but was geared toward growth stocks instead.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: to increase the value of
the fund's shares over the long
term by investing in companies
whose values FMR believes
are not fully recognized by
the public

START DATE: March 31, 1998

FUND NUMBER: 339

TRADING SYMBOL: FCONX

SIZE: as of December 31,1998
more than $540 million

MANAGER: Jason Weiner, since
inception; associate manager,
VIP: Contrafund, since
1998; Fidelity Export and
Multinational Fund, since
1997; Fidelity Select
Computers Portfolio,
1996-1997; Fidelity Select
Air Transportation Portfolio,
1994-1996; joined Fidelity
in 1991

JASON WEINER'S PHILOSOPHY FOR
INVESTING IN A MARKET SO
VOLATILE THAT IT CAN TAKE A
20% DIP AND THEN BOUNCE
BACK:

"When the market tumbles like it
did last fall, I think one has to look
very carefully at the earnings
prospects of one's holdings. A
company growing its earnings
25% because it has a competitive
advantage in a large market is
going to be a `buy' in any market
environment, unless the financial
crisis directly affects its
prospects. So to some extent,
maintaining a `business as usual'
attitude is important to avoiding
mistakes.

"On the other hand, taking
advantage of a downturn to
upgrade your portfolio to higher
quality issues is an opportunity.
For instance, say you have
avoided a number of high-quality
issues because their valuations
seemed extreme. Corrections,
which drive stock prices down,
give you an opportunity to buy.

"Lastly, I think we all learned in the
last downturn that you have to `hold
on to your winners,' as Will Danoff,
manager of Contrafund, would
say. It is always tempting to sell
the stocks that have risen the
most to lock in your profit. In
reality, a winner is a winner in any
market."

INVESTMENT CHANGES


TOP TEN STOCKS AS OF DECEMBER
31, 1998

                                 % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                          THESE STOCKS 6 MONTHS AGO

Abercrombie & Fitch Co. Class A   3.1                      0.4

MCI WorldCom, Inc.                3.0                      4.5

Philip Morris Companies, Inc.     2.7                      0.0

Microsoft Corp.                   2.4                      3.5

Freddie Mac                       2.2                      1.3

Warner-Lambert Co.                2.2                      1.1

Fannie Mae                        2.1                      0.5

Exxon Corp.                       2.0                      0.0

General Electric Co.              1.9                      0.0

Time Warner, Inc.                 1.9                      1.4

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1998

                                 % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                          THESE MARKET SECTORS 6
                                                          MONTHS AGO

TECHNOLOGY                        19.2                     26.7

HEALTH                            12.8                     12.0

MEDIA & LEISURE                   10.5                     7.0

FINANCE                           10.0                     9.0

UTILITIES                         7.6                      5.3


ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF DECEMBER 31, 1998 *

Row: 1, Col: 1, Value: 91.0
Row: 1, Col: 2, Value: 9.0
Stocks 91.0%
Short-term
investments 9.0%
*FOREIGN
INVESTMENTS 3.8%

AS OF JUNE 30, 1998 **
Row: 1, Col: 1, Value: 97.40000000000001
Row: 1, Col: 2, Value: 2.6
Stocks 97.4%
Short-term
investments 2.6%
**FOREIGN
INVESTMENTS 4.6%


INVESTMENTS DECEMBER 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 91.0%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.5%

DEFENSE ELECTRONICS - 0.7%

Alpha Industries, Inc. (a)        100,000                    $ 3,600,000

SHIP BUILDING & REPAIR - 0.8%

General Dynamics Corp.            75,000                      4,396,875

TOTAL AEROSPACE & DEFENSE                                     7,996,875

BASIC INDUSTRIES - 0.4%

CHEMICALS & PLASTICS - 0.4%

Sealed Air Corp.                  45,000                      2,297,813

CONSTRUCTION & REAL ESTATE -
2.2%

BUILDING MATERIALS - 0.9%

Lone Star Industries, Inc.        51,400                      1,892,163

Southdown, Inc.                   55,000                      3,255,313

                                                              5,147,476

REAL ESTATE - 1.0%

Sunterra Corp.                    352,000                     5,280,000

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

Simon Property Group, Inc.        60,000                      1,710,000

TOTAL CONSTRUCTION & REAL                                     12,137,476
ESTATE

DURABLES - 1.8%

AUTOS, TIRES, & ACCESSORIES -
0.4%

Gentex Corp. (a)                  94,400                      1,888,000

HOME FURNISHINGS - 1.0%

Maxim Group, Inc. (a)             235,000                     5,640,000

TEXTILES & APPAREL - 0.4%

Shaw Industries, Inc.             100,000                     2,425,000

TOTAL DURABLES                                                9,953,000

ENERGY - 6.2%

ENERGY SERVICES - 2.1%

BJ Services Co. (a)               125,000                     1,953,125

ENSCO International, Inc.         200,000                     2,137,500

Schlumberger Ltd.                 157,600                     7,269,300

                                                              11,359,925

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - 4.1%

Amoco Corp.                       35,000                     $ 2,065,000

Chevron Corp.                     30,000                      2,488,125

Exxon Corp.                       149,500                     10,932,188

Royal Dutch Petroleum Co. (NY     100,000                     4,787,500
Registry Gilder 1.25)

Texaco, Inc.                      45,000                      2,379,375

                                                              22,652,188

TOTAL ENERGY                                                  34,012,113

FINANCE - 10.0%

BANKS - 2.9%

Bank One Corp.                    95,000                      4,850,938

Chase Manhattan Corp.             37,000                      2,518,313

Comerica, Inc.                    57,000                      3,886,688

Mellon Bank Corp.                 35,000                      2,406,250

U.S. Bancorp                      70,000                      2,485,000

                                                              16,147,189

CREDIT & OTHER FINANCE - 1.7%

Greenpoint Financial Corp.        50,000                      1,756,250

Household International, Inc.     75,000                      2,971,875

MBNA Corp.                        177,500                     4,426,406

                                                              9,154,531

FEDERAL SPONSORED CREDIT - 4.3%

Fannie Mae                        153,500                     11,359,000

Freddie Mac                       190,700                     12,288,231

                                                              23,647,231

INSURANCE - 0.6%

CMAC Investments Corp.            70,000                      3,215,625

SECURITIES INDUSTRY - 0.5%

Morgan Stanley, Dean Witter &     35,000                      2,485,000
Co.

TOTAL FINANCE                                                 54,649,576

HEALTH - 12.8%

DRUGS & PHARMACEUTICALS - 10.2%

Amgen, Inc. (a)                   78,500                      8,208,156

Bristol-Myers Squibb Co.          32,400                      4,335,525

Forest Laboratories, Inc. (a)     179,240                     9,533,328

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Lilly (Eli) & Co.                 113,600                    $ 10,096,200

Merck & Co., Inc.                 45,000                      6,645,938

Pfizer, Inc.                      40,000                      5,017,500

Warner-Lambert Co.                160,700                     12,082,631

                                                              55,919,278

MEDICAL EQUIPMENT & SUPPLIES
- 2.6%

Bergen Brunswig Corp. Class A     82,000                      2,859,750

Biomet, Inc.                      75,000                      3,018,750

Sofamor/Danek Group, Inc.         45,100                      5,490,925

Steris Corp.                      94,900                      2,698,719

                                                              14,068,144

TOTAL HEALTH                                                  69,987,422

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.4%

ELECTRICAL EQUIPMENT - 1.9%

General Electric Co.              105,000                     10,716,563

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.5%

Kaydon Corp.                      65,100                      2,608,069

TOTAL INDUSTRIAL MACHINERY &                                  13,324,632
EQUIPMENT

MEDIA & LEISURE - 10.5%

BROADCASTING - 5.9%

Comcast Corp. Class A             45,000                      2,640,938
(special)

Cox Communications, Inc.          115,000                     7,949,375
Class A (a)

Metromedia Fiber Network,         110,000                     3,685,000
Inc. Class A (a)

Tele-Communications, Inc.         135,000                     7,467,188
(TCI Group) Series A

Time Warner, Inc.                 169,016                     10,489,556

                                                              32,232,057

ENTERTAINMENT - 2.0%

Disney (Walt) Co.                 75,000                      2,250,000

Tele-Communications, Inc.         185,000                     8,521,563
(Liberty Media Group) Series
A

                                                              10,771,563

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - 2.6%

McDonald's Corp.                  65,000                     $ 4,980,625

Tricon Global Restaurants,        187,100                     9,378,388
Inc.

                                                              14,359,013

TOTAL MEDIA & LEISURE                                         57,362,633

NONDURABLES - 5.9%

BEVERAGES - 1.8%

Anheuser-Busch Companies,         110,000                     7,218,750
Inc.

Celestial Seasonings, Inc. (a)    49,800                      1,385,063

Coors (Adolph) Co. Class B        20,000                      1,128,750

                                                              9,732,563

FOODS - 0.9%

Keebler Foods Co. (a)             70,000                      2,633,750

Smithfield Foods, Inc.            73,000                      2,472,875

                                                              5,106,625

HOUSEHOLD PRODUCTS - 0.5%

Clorox Co.                        25,000                      2,920,313

TOBACCO - 2.7%

Philip Morris Companies, Inc.     270,000                     14,445,000

TOTAL NONDURABLES                                             32,204,501

RETAIL & WHOLESALE - 4.7%

APPAREL STORES - 3.1%

Abercrombie & Fitch Co. Class     242,600                     17,163,937
A (a)

DRUG STORES - 0.3%

CVS Corp.                         34,200                      1,881,000

GENERAL MERCHANDISE STORES -
0.4%

Saks Holdings, Inc.               73,200                      2,310,375

GROCERY STORES - 0.9%

Kroger Co. (a)                    57,000                      3,448,500

Safeway, Inc.                     20,000                      1,218,750

                                                              4,667,250

TOTAL RETAIL & WHOLESALE                                      26,022,562

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

SERVICES - 4.9%

ADVERTISING - 1.6%

Lamar Advertising Co. Class A     70,000                     $ 2,607,500
(a)

Young & Rubicam, Inc.             190,000                     6,151,250

                                                              8,758,750

PRINTING - 0.5%

Reynolds & Reynolds Co. Class     120,000                     2,752,500
A

SERVICES - 2.8%

ACNielsen Corp. (a)               75,000                      2,118,750

Block (H&R), Inc.                 81,000                      3,645,000

Caribiner International, Inc.     185,800                     1,695,425
(a)

Coinmach Laundry Corp. (a)        248,500                     3,230,500

Gartner Group, Inc. Class A       125,000                     2,656,250
(a)

Robert Half International,        47,500                      2,122,656
Inc.

                                                              15,468,581

TOTAL SERVICES                                                26,979,831

TECHNOLOGY - 19.2%

COMMUNICATIONS EQUIPMENT - 2.2%

Cisco Systems, Inc. (a)           75,000                      6,960,938

OY Nokia AB sponsored ADR         25,000                      3,010,938

Tekelec                           125,000                     2,070,313

                                                              12,042,189

COMPUTER SERVICES & SOFTWARE
- 11.4%

America Online, Inc.              39,400                      6,304,000

Cadence Design Systems, Inc.      206,000                     6,128,500
(a)

Ceridian Corp. (a)                60,000                      4,188,750

Citrix Systems, Inc. (a)          42,000                      4,076,625

Dendrite International, Inc.      100,000                     2,496,875
(a)

DST Systems, Inc. (a)             57,500                      3,281,094

Engineering Animation, Inc.       45,000                      2,430,000
(a)

Keane, Inc. (a)                   75,000                      2,995,313

Meta Group, Inc. (a)              80,000                      2,380,000

Microsoft Corp. (a)               92,900                      12,884,069

National Data Corp.               60,000                      2,921,250

New Era of Networks, Inc. (a)     25,000                      1,100,000

PeopleSoft, Inc.                  150,000                     2,840,625

Sabre Group Holdings, Inc.        124,000                     5,518,000
Class A

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Sapiens International Corp. NV    61,200                     $ 485,775

Siebel Systems, Inc.              82,000                      2,782,875

                                                              62,813,751

COMPUTERS & OFFICE EQUIPMENT
- 2.5%

Adaptec, Inc. (a)                 150,000                     2,634,375

Advanced Digital Information      21,200                      339,200
Corp.

Comverse Technology, Inc. (a)     25,000                      1,775,000

Fore Systems, Inc. (a)            100,000                     1,831,250

SCI Systems, Inc.                 54,000                      3,118,500

Tech Data Corp.                   105,000                     4,226,250

                                                              13,924,575

ELECTRONIC INSTRUMENTS - 1.3%

JDS Fitel, Inc. (a)               215,700                     5,355,505

Teradyne, Inc.                    37,200                      1,576,350

                                                              6,931,855

ELECTRONICS - 1.8%

Brightpoint, Inc.                 200,000                     2,750,000

Intel Corp.                       37,100                      4,398,669

Vitesse Semiconductor Corp.       60,400                      2,755,750

                                                              9,904,419

TOTAL TECHNOLOGY                                              105,616,789

TRANSPORTATION - 0.9%

AIR TRANSPORTATION - 0.6%

ASA Holdings, Inc.                103,000                     3,141,500

RAILROADS - 0.3%

Union Pacific Corp.               45,000                      2,027,813

TOTAL TRANSPORTATION                                          5,169,313

UTILITIES - 7.6%

CELLULAR - 0.5%

AirTouch Communications, Inc.     40,000                      2,885,000
(a)

ELECTRIC UTILITY - 0.5%

Duke Energy Corp.                 40,000                      2,562,500

TELEPHONE SERVICES - 6.6%

ALLTEL Corp.                      105,000                     6,280,313

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Bell Atlantic Corp.               75,000                     $ 4,260,938

MCI WorldCom, Inc. (a)            227,914                     16,352,830

SBC Communications, Inc.          75,000                      4,021,875

WinStar Communications, Inc.      134,500                     5,245,500

                                                              36,161,456

TOTAL UTILITIES                                               41,608,956

TOTAL COMMON STOCKS                                           499,323,492
(Cost $410,234,177)

CASH EQUIVALENTS - 9.0%



Taxable Central Cash Fund (b)     49,313,031                  49,313,031
(Cost $49,313,031)

TOTAL INVESTMENT IN                                           $ 548,636,523
SECURITIES - 100%
(Cost $459,547,208)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.80%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $459,551,377. Net unrealized appreciation aggregated $89,085,146, of which $94,583,748 related to appreciated investment securities and $5,498,602 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending June 30, 1999 approximately $6,654,000 of losses recognized during the period March 31, 1998 to June 30, 1998.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998 (UNAUDITED)

ASSETS

Investment in securities, at                  $ 548,636,523
value (cost $459,547,208) -
See accompanying schedule

Cash                                           470,545

Receivable for investments                     20,197,714
sold

Receivable for fund shares                     5,727,450
sold

Dividends receivable                           322,788

Interest receivable                            183,097

Prepaid expenses                               23,521

 TOTAL ASSETS                                  575,561,638

LIABILITIES

Payable for investments         $ 26,867,298
purchased

Payable for fund shares          1,947,540
redeemed

Accrued management fee           234,199

Other payables and accrued       172,311
expenses

Collateral on securities         5,380,000
loaned, at value

 TOTAL LIABILITIES                             34,601,348

NET ASSETS                                    $ 540,960,290

Net Assets consist of:

Paid in capital                               $ 491,317,516

Accumulated net investment                     (115,089)
(loss)

Accumulated undistributed net                  (39,331,452)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                    89,089,315
(depreciation) on investments

NET ASSETS, for 48,554,102                    $ 540,960,290
shares outstanding

NET ASSET VALUE and                            $11.14
redemption price per share
($540,960,290 (divided by)
48,554,102 shares)

Maximum offering price per                     $11.48
share (100/97.00 of $11.14)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED DECEMBER
31, 1998 (UNAUDITED)

INVESTMENT INCOME                               $ 994,877
Dividends

Interest (including income on                    694,863
securities loaned of $75,228)

 TOTAL INCOME                                    1,689,740

EXPENSES

Management fee                   $ 1,154,918

Transfer agent fees               528,743

Accounting and security           120,456
lending fees

Non-interested trustees'          656
compensation

Registration fees                 101,586

Audit                             12,060

Legal                             722

Miscellaneous                     614

 Total expenses before            1,919,755
reductions

 Expense reductions               (114,926)      1,804,829

NET INVESTMENT INCOME (LOSS)                     (115,089)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (31,541,842)

 Foreign currency transactions    (4,049)        (31,545,891)

Change in net unrealized                         72,658,314
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                                  41,112,423

NET INCREASE (DECREASE) IN                      $ 40,997,334
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                SIX MONTHS ENDED DECEMBER 31,  MARCH 31, 1998 (COMMENCEMENT
                                1998 (UNAUDITED)               OF OPERATIONS) TO JUNE 30,
                                                               1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment       $ (115,089)                    $ (160,293)
income (loss)

 Net realized gain (loss)        (31,545,891)                   (7,787,378)

 Change in net unrealized        72,658,314                     16,431,001
appreciation (depreciation)

 NET INCREASE (DECREASE) IN      40,997,334                     8,483,330
NET ASSETS RESULTING  FROM
OPERATIONS

Share transactions Net           328,771,722                    343,953,540
proceeds from sales of shares

 Cost of shares redeemed         (147,934,761)                  (33,310,875)

 NET INCREASE (DECREASE) IN      180,836,961                    310,642,665
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)      221,834,295                    319,125,995
IN NET ASSETS

NET ASSETS

 Beginning of period             319,125,995                    -

 End of period (including       $ 540,960,290                  $ 319,125,995
accumulated net investment
loss of $115,089 and $0,
respectively)

OTHER INFORMATION
Shares

 Sold                            33,138,425                     34,157,092

 Redeemed                        (15,403,238)                   (3,338,177)

 Net increase (decrease)         17,735,187                     30,818,915


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED DECEMBER 31,  PERIOD ENDED JUNE 30,
                                 1998

                                 (UNAUDITED)                    1998 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.35                        $ 10.00
period

Income from Investment
Operations

 Net investment income (loss)     -                              (.01)
F

 Net realized and unrealized      .79                            .36
gain (loss)

 Total from investment            .79                            .35
operations

Net asset value, end of period   $ 11.14                        $ 10.35

TOTAL RETURN B, C                 7.63%                          3.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 540,960                      $ 319,126
(000 omitted)

Ratio of expenses to average      .96% A                         1.28% A
net assets

Ratio of expenses to average      .91% A, E                      1.23% A, E
net assets after expense
reductions

Ratio of net investment           (.06)% A                       (.28)% A
income (loss) to average net
assets

Portfolio turnover rate           292% A                         141% A


A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D FOR THE PERIOD MARCH 31, 1998 (COMMENCEMENT OF OPERATIONS) TO JUNE
30, 1998.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).

F NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

NOTES TO FINANCIAL STATEMENTS

For the period ended December 31, 1998 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Contrafund II (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund except for the cost of registering and qualifying shares of the fund for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

2. OPERATING POLICIES - CONTINUED

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $704,956,012 and $551,125,399, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. The fund's performance adjustment will not take effect until March 1, 1999. For the period, the management fee was equivalent to an annualized rate of
 .58% of average net assets.

SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $1,862,451 on sales of shares of the fund of which $1,860,275 was retained.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .27% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

ACCOUNTING AND SECURITY LENDING FEES - CONTINUED

based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $578,522 for the period.

5. SECURITY LENDING.

The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned amounted to $5,245,500. The fund received cash collateral of $5,380,000.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $106,329 under this arrangement.

In addition, the fund has entered into an arrangement with its custodian agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $8,597 under this arrangement.

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0 To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY

For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

HAWAII

700 Bishop Street
Honolulu, HI

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

2200 West Main Street
Durham, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS

Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500





INVESTMENT ADVISER

Fidelity Management & Research
 Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
 (U.K.) Inc., London, England

Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

CUSTODIAN

Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH FUNDS

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund SM

ContrafundII SM

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty SM

Growth Company Fund

Large Cap Stock Fund

Low-Priced Stock Fund

Magellan(registered trademark) Fund

Mid-Cap Stock Fund

New Millennium(registered trademark) Fund

OTC Portfolio

Retirement Growth Fund

Small Cap Selector

Small Cap Stock Fund

Stock Selector

Tax Managed Stock Fund

TechnoQuant SM Growth Fund

Trend Fund

Value Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions  1-800-544-7777

Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)

TouchTone Xpress (registered trademark)(Automated graphic)
1-800-544-5555

(Automated graphic) AUTOMATED LINE FOR QUICKEST SERVICE

(Fidelity Logo Graphic)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FIDELITY(REGISTERED TRADEMARK)
FUND

(2_FIDELITY_LOGOS)(registered trademark)

SEMIANNUAL REPORT
DECEMBER 31, 1998

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  21  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 25  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo)This report is printed on recycled paper using soy-based inks.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

Resurgent stock market performance in the fourth quarter helped the Dow Jones Industrial Average post a double-digit return for the fourth year in a row - a first in the Dow's 100-plus year history. Three interest-rate cuts made late in the year by the Federal Reserve Board helped spark the equity rally. Meanwhile, while the majority of bonds posted positive performance, most bond returns for 1998 trailed their gains from 1997.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.
If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31, 1998  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY FUND                    10.35%         31.00%       182.50%       450.34%

S&P 500 (registered trademark)   9.23%          28.58%       193.90%       479.73%

Growth & Income Funds Average    3.09%          15.61%       133.95%       332.13%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or ten years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth & income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 851 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31, 1998    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY FUND                      31.00%       23.08%        18.59%

S&P 500                            28.58%       24.06%        19.21%

Growth & Income Funds Average      15.61%       18.35%        15.53%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Fidelity                    S&P 500
             00003                       SP001
  1988/12/31      10000.00                    10000.00
  1989/01/31      10551.23                    10732.00
  1989/02/28      10343.71                    10464.77
  1989/03/31      10597.21                    10708.60
  1989/04/30      11159.08                    11264.38
  1989/05/31      11707.89                    11720.59
  1989/06/30      11667.69                    11653.78
  1989/07/31      12575.32                    12706.12
  1989/08/31      12884.44                    12955.15
  1989/09/30      12865.65                    12902.04
  1989/10/31      12435.47                    12602.71
  1989/11/30      12614.16                    12859.81
  1989/12/31      12880.12                    13168.44
  1990/01/31      12190.50                    12284.84
  1990/02/28      12441.93                    12443.31
  1990/03/31      12686.76                    12773.06
  1990/04/30      12361.27                    12453.74
  1990/05/31      13279.87                    13667.97
  1990/06/30      13199.69                    13575.03
  1990/07/31      13075.92                    13531.59
  1990/08/31      12136.72                    12308.34
  1990/09/30      11593.50                    11708.92
  1990/10/31      11468.84                    11658.57
  1990/11/30      11974.82                    12411.72
  1990/12/31      12223.63                    12758.00
  1991/01/31      13011.53                    13314.25
  1991/02/28      13866.96                    14266.22
  1991/03/31      14183.48                    14611.46
  1991/04/30      14198.58                    14646.53
  1991/05/31      14916.06                    15279.26
  1991/06/30      14089.82                    14579.47
  1991/07/31      14720.60                    15258.87
  1991/08/31      14963.79                    15620.51
  1991/09/30      14834.64                    15359.65
  1991/10/31      14979.93                    15565.47
  1991/11/30      14077.61                    14938.18
  1991/12/31      15175.15                    16647.11
  1992/01/31      15413.55                    16337.47
  1992/02/29      15849.24                    16549.86
  1992/03/31      15369.56                    16227.13
  1992/04/30      15477.10                    16704.21
  1992/05/31      15617.72                    16786.06
  1992/06/30      15403.26                    16535.95
  1992/07/31      15735.76                    17212.27
  1992/08/31      15411.57                    16859.42
  1992/09/30      15568.95                    17058.36
  1992/10/31      15761.06                    17118.06
  1992/11/30      16111.86                    17701.79
  1992/12/31      16459.04                    17919.52
  1993/01/31      16893.54                    18070.05
  1993/02/28      17040.38                    18315.80
  1993/03/31      17546.52                    18702.26
  1993/04/30      17546.52                    18249.67
  1993/05/31      17976.20                    18738.76
  1993/06/30      18003.75                    18793.10
  1993/07/31      18021.38                    18717.93
  1993/08/31      18860.14                    19427.34
  1993/09/30      19032.58                    19277.75
  1993/10/31      19347.24                    19676.80
  1993/11/30      18832.33                    19489.87
  1993/12/31      19481.19                    19725.69
  1994/01/31      20310.18                    20396.37
  1994/02/28      19905.79                    19843.63
  1994/03/31      19000.51                    18978.44
  1994/04/30      19447.34                    19221.37
  1994/05/31      19427.03                    19536.60
  1994/06/30      18978.04                    19057.95
  1994/07/31      19600.10                    19683.05
  1994/08/31      20452.67                    20490.06
  1994/09/30      20022.99                    19988.05
  1994/10/31      20453.12                    20437.78
  1994/11/30      19732.64                    19693.44
  1994/12/31      19983.95                    19985.49
  1995/01/31      19951.51                    20503.72
  1995/02/28      20632.78                    21302.75
  1995/03/31      21380.73                    21931.39
  1995/04/30      21902.47                    22577.27
  1995/05/31      22272.04                    23479.68
  1995/06/30      22980.20                    24025.12
  1995/07/31      24028.73                    24821.79
  1995/08/31      24421.05                    24884.09
  1995/09/30      25138.29                    25934.20
  1995/10/31      24845.33                    25841.62
  1995/11/30      25893.23                    26976.06
  1995/12/31      26548.29                    27495.62
  1996/01/31      27194.09                    28431.57
  1996/02/29      27534.60                    28695.13
  1996/03/31      28052.04                    28971.47
  1996/04/30      28500.11                    29398.51
  1996/05/31      29054.32                    30156.69
  1996/06/30      29183.88                    30271.59
  1996/07/31      27917.07                    28934.19
  1996/08/31      28696.03                    29544.41
  1996/09/30      30164.63                    31207.17
  1996/10/31      30659.76                    32067.87
  1996/11/30      32500.61                    34491.88
  1996/12/31      31811.16                    33808.59
  1997/01/31      33150.58                    35920.96
  1997/02/28      33472.55                    36202.58
  1997/03/31      31818.20                    34715.01
  1997/04/30      33665.54                    36787.50
  1997/05/31      35512.88                    39027.12
  1997/06/30      37347.06                    40775.54
  1997/07/31      40494.94                    44020.05
  1997/08/31      38407.47                    41554.04
  1997/09/30      40454.67                    43829.96
  1997/10/31      39329.06                    42366.04
  1997/11/30      41071.07                    44327.16
  1997/12/31      42009.69                    45088.26
  1998/01/31      42221.07                    45586.93
  1998/02/28      45138.22                    48874.66
  1998/03/31      47496.23                    51377.53
  1998/04/30      47849.42                    51894.39
  1998/05/31      47552.74                    51002.33
  1998/06/30      49873.10                    53074.04
  1998/07/31      50085.51                    52508.80
  1998/08/31      42572.15                    44917.08
  1998/09/30      44464.53                    47794.47
  1998/10/31      47740.08                    51682.07
  1998/11/30      50719.21                    54814.52
  1998/12/31      55033.99                    57972.94
IMATRL PRASUN   SHR__CHT 19981231 19990111 114133 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Fund on December 31, 1988. As the chart shows, by December 31, 1998, the value of the investment would have grown to $55,034 - a 450.34% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $57,973 - a 479.73% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW


MARKET RECAP

"May old bull markets be forgot"
could have been the refrain of many
investors during the late summer
and early fall of 1998. But that tune
changed to "Happy Days Are Here
Again" as equities staged a rally
late in the six-month period ending
December 31, 1998. During that
six-month timeframe, the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - returned
3.48%. But that return doesn't begin
to tell the story of the extreme
volatility seen during the period.
After the Dow reached a record
high of 9337.97 on July 17, 1998,
stock performance began a
dramatic descent, culminating in
a 512.61 point Dow free-fall on
August 31, a loss that effectively
erased all previous gains for the
year. The culprits? Investors' fears
concerning Russia's currency
devaluation and loan defaults, the
continuing Asian economic crisis
and significant meltdowns in many
emerging markets. To address the
lack of confidence in domestic and
global equity markets, the U.S.
Federal Reserve Board stepped in
with three 0.25% interest-rate cuts
in the late fall. Those cuts helped
ease a slowing U.S. economy, and
stocks began to quickly ascend to
their former lofty levels as
demonstrated by a new Dow
record of 9374.27 on November
23, 1998.

(photograph of Beth Terrana)

An interview with Beth Terrana, Portfolio Manager of Fidelity Fund

Q. HOW DID THE FUND PERFORM, BETH?

A. For the six-month period that ended December 31, 1998, the fund returned 10.35%. This topped the Standard & Poor's 500 Index, which returned 9.23% during that time. The growth and income funds average returned 3.09% during this six-month period, according to Lipper Inc. For the 12 months that ended December 31, 1998, the fund returned 31.00%. The S&P 500 and Lipper peer group returned 28.58% and 15.61%, respectively, during the same time.

Q. WHAT'S YOUR TAKE ON THE MARKET VOLATILITY WE'VE SEEN OVER THE PAST
SIX MONTHS?

A. The level of volatility has been extraordinary. The obvious and primary driver of this volatility was the turmoil in emerging markets that began in a number of Asian countries and then spread to Russia and Latin America. Before the market correction that began this past July, U.S. stocks were reflecting a very rosy earnings outlook. However, in the third quarter of 1998, the market intensified its speculation that the economic turmoil in emerging countries would further slow the already softening domestic economy, pushing the U.S. into a recession. As one company after another reported weakening business conditions, the stock market reacted, often violently. On the positive side, many high-quality companies were unfairly penalized and this created a number of attractive buying opportunities.

Q. WHICH MARKET SECTORS HELPED FUND PERFORMANCE DURING THE PERIOD?

A. Over the past six months, stock selection across several industry groups continued to be the principal driver of Fidelity Fund's strong performance. Fund holdings Time Warner, Wal-Mart Stores, and Philip Morris were all top contributors during the period. Time Warner continued to be rewarded for reducing expenses and growing assets at a slower pace than revenue, which has resulted in an improved return on assets. Despite ongoing concerns over government litigation against the tobacco industry, Philip Morris also outperformed the S&P 500 during the past six months. Philip Morris has tremendous product lines with dominant share in most of its markets - attributes that were particularly appealing to a nervous market concerned with financial turmoil in emerging markets.

Q. WHICH MARKET SECTORS HURT FUND PERFORMANCE?

A. The fund's low exposure to the utility sector - relative to the S&P 500 - hurt performance. Utility companies were favored among risk-averse investors seeking high dividend yields and greater protection from foreign market volatility. Finance holdings Citicorp and Travelers - before the completion of their merger into Citigroup - also detracted from relative returns amidst concerns over their trading losses, emerging markets exposure and the subsequent tightening of global credit.

Q. TOGETHER, RETAIL AND FINANCE-RELATED STOCKS REPRESENTED ABOUT 25% OF THE FUND'S INVESTMENTS AT THE END OF THE PERIOD. HOW DID THESE TWO SECTORS FARE?

A. Although retail stocks were solid performers over the past six months, finance-related stocks lagged the S&P 500. The weakness among finance companies was a result of a number of interrelated events. Many global banks suffered from trading losses and credit losses in emerging markets. In addition, lending to hedge funds became a loss-making proposition and equity market-related revenue sources dried up. The subsequent tightening of credit markets further depressed U.S. stock and bond markets and harmed many finance stocks. Although the tightening of credit markets also raised concerns for the retail sector, these fears were temporarily pushed aside when the Federal Reserve Board eased monetary policy in October and November in an attempt to add liquidity back to the financial system. Consequently, during the period the retail sector outperformed the S&P 500, and the fund benefited from overweighting retail relative to the index.

Q. WHAT ARE YOUR THOUGHTS  GOING FORWARD?

A. The market will continue to focus on the state of the U.S. economy and whether or not we will enter a recession along with other parts of the world. Actions by central bankers and government policy around the world will be scrutinized and much attention will be focused on U.S. consumers who, to some extent, have the weight of the world resting on their shoulders. While this may sound a bit drastic, it's not very far from the truth. High employment levels, high personal income and low interest rates have made the U.S. consumer one of the last strengths in the global economy, so their performance will heavily impact the direction of many economies. As corporate profit growth slows from very high levels, it becomes even more important to know what you own and understand the risks and potential rewards of any particular stock.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: to increase the value of
the fund's shares over the long
term by investing mainly in
equity securities with good
prospects for growth and current
income

FUND NUMBER: 003

TRADING SYMBOL: FFIDX

START DATE: April 30, 1930

SIZE: as of December 31,
1998, more than $10.5
billion

MANAGER: Beth Terrana, since
1993; joined Fidelity in 1983

BETH TERRANA ON HOW
SHE PICKS STOCKS:

"Given the high levels of market
volatility throughout much of
1998, I believe it's important to
reiterate how I manage Fidelity
Fund. I have an eclectic,
company-specific approach to stock
picking that leads to investments in
both growth and value stocks - with
the mix being a function of market
conditions and overall valuation
levels. When choosing stocks I
emphasize fundamental, bottom-up
analysis and frequent company
contact. Over my years as a portfolio
manager at Fidelity, I have been
most successful at identifying
companies in the midst of change
and assessing whether their
evolving prospects are accurately
reflected in their stock prices. My
preferred investments include
turnarounds/restructurings and
undervalued growth stocks. The
former category includes
companies that are undergoing
strategic restructuring that
enhances their growth prospects.
The latter category includes
companies whose growth prospects
are misperceived by the market. In
other words, I focus on `growth at
a price' as opposed to growth at any
price. Similarly, I won't purchase
value stocks solely because of their
value merits - earnings growth
must be expected. I also keep the
fund diversified across industry
sectors. I believe the fund's
well-rounded profile, with
investments in both growth and
value stocks, makes it an
excellent choice as a core
holding."

INVESTMENT CHANGES

TOP TEN STOCKS AS OF DECEMBER
31, 1998

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

Time Warner, Inc.               4.2                      3.2

General Electric Co.            3.7                      3.2

MCI WorldCom, Inc.              2.3                      1.3

Microsoft Corp.                 2.3                      1.8

Merck & Co., Inc.               2.0                      1.9

Tyco International Ltd.         2.0                      2.8

Philip Morris Companies, Inc.   2.0                      1.0

Fannie Mae                      1.8                      1.2

Xerox Corp.                     1.7                      1.1

Wal-Mart Stores, Inc.           1.6                      2.6

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1998

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

FINANCE                         14.6                     18.7

TECHNOLOGY                      14.2                     9.5

MEDIA & LEISURE                 10.9                     9.3

HEALTH                          10.8                     12.4

RETAIL & WHOLESALE              9.6                      12.0


ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF DECEMBER 31, 1998 *
Row: 1, Col: 1, Value: 3.3
Row: 1, Col: 2, Value: 1.5
Row: 1, Col: 3, Value: 2.3
Row: 1, Col: 4, Value: 92.90000000000001
Stocks  93.1%
Convertible
securities 2.3%
U.S. Treasury
Obligations 1.3%
Short-term
investments 3.3%
*FOREIGN
INVESTMENTS 3.2%

AS OF JUNE 30, 1998 **
Row: 1, Col: 1, Value: 5.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 2.4
Row: 1, Col: 4, Value: 92.59999999999999
Stocks  92.6%
Convertible
securities 2.4%
U.S. Treasury
Obligations 0.0%
Short-term
investments 5.0%
**FOREIGN
INVESTMENTS 5.7%

INVESTMENTS DECEMBER 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.1%

                                 SHARES                  VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 1.3%

AEROSPACE & DEFENSE - 0.8%

Gulfstream Aerospace Corp. (a)    218,500                $ 11,635

Textron, Inc.                     899,400                 68,298

                                                          79,933

DEFENSE ELECTRONICS - 0.3%

Raytheon Co.:

Class A                           165,100                 8,534

Class B                           524,800                 27,946

                                                          36,480

SHIP BUILDING & REPAIR - 0.2%

General Dynamics Corp.            307,800                 18,045

TOTAL AEROSPACE & DEFENSE                                 134,458

BASIC INDUSTRIES - 0.4%

CHEMICALS & PLASTICS - 0.2%

du Pont (E.I.) de Nemours &       99,300                  5,269
Co.

Praxair, Inc.                     318,100                 11,213

                                                          16,482

METALS & MINING - 0.2%

Alcoa, Inc.                       293,800                 21,906

TOTAL BASIC INDUSTRIES                                    38,388

CONSTRUCTION & REAL ESTATE -
1.8%

BUILDING MATERIALS - 1.3%

Masco Corp.                       4,316,500               124,099

Sherwin-Williams Co.              320,600                 9,418

                                                          133,517

REAL ESTATE INVESTMENT TRUSTS
- 0.5%

Duke Realty Investments, Inc.     791,666                 18,406

Equity Residential Properties     515,200                 20,833
Trust (SBI)

Public Storage, Inc.              667,900                 18,075

                                                          57,314

TOTAL CONSTRUCTION & REAL                                 190,831
ESTATE

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

DURABLES - 2.1%

AUTOS, TIRES, & ACCESSORIES -
0.8%

Danaher Corp.                     471,100                $ 25,587

Federal-Mogul Corp.               69,200                  4,117

Ford Motor Co.                    813,600                 47,748

General Motors Corp.              151,700                 10,856

                                                          88,308

CONSUMER DURABLES - 0.1%

Minnesota Mining &                148,900                 10,591
Manufacturing Co.

CONSUMER ELECTRONICS - 1.1%

Black & Decker Corp.              952,000                 53,372

Maytag Corp.                      331,200                 20,617

Newell Co.                        904,800                 37,323

                                                          111,312

HOME FURNISHINGS - 0.1%

Leggett & Platt, Inc.             415,800                 9,148

TOTAL DURABLES                                            219,359

ENERGY - 4.1%

ENERGY SERVICES - 0.9%

Halliburton Co.                   1,624,100               48,114

Schlumberger Ltd.                 1,011,300               46,646

                                                          94,760

OIL & GAS - 3.2%

British Petroleum PLC ADR         778,769                 73,983

Chevron Corp.                     398,000                 33,009

Exxon Corp.                       1,149,100               84,028

Mobil Corp.                       498,500                 43,432

Royal Dutch Petroleum Co. (NY     881,800                 42,216
Registry Gilder 1.25)

Texaco, Inc.                      741,100                 39,186

USX-Marathon Group                749,700                 22,585

                                                          338,439

TOTAL ENERGY                                              433,199

FINANCE - 14.0%

BANKS - 4.8%

Bank of New York Co., Inc.        3,014,600               121,338

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

BANKS - CONTINUED

Bank One Corp.                    947,700                $ 48,392

BankBoston Corp.                  1,068,900               41,620

Chase Manhattan Corp.             2,501,200               170,238

Comerica, Inc.                    183,250                 12,495

U.S. Bancorp                      2,306,100               81,867

Wells Fargo & Co.                 879,300                 35,117

                                                          511,067

CREDIT & OTHER FINANCE - 3.8%

American Express Co.              1,573,664               160,907

Associates First Capital          1,841,400               78,029
Corp. Class A

Citigroup, Inc.                   3,320,450               164,362

                                                          403,298

FEDERAL SPONSORED CREDIT - 3.4%

Fannie Mae                        2,613,800               193,421

Freddie Mac                       2,543,300               163,884

                                                          357,305

INSURANCE - 1.8%

AFLAC, Inc.                       1,200,400               52,818

Allstate Corp.                    438,800                 16,949

American International Group,     1,017,700               98,335
Inc.

Hartford Financial Services       105,000                 5,762
Group, Inc.

MBIA, Inc.                        201,000                 13,178

MGIC Investment Corp.             107,600                 4,284

                                                          191,326

SAVINGS & LOANS - 0.1%

Charter One Financial, Inc.       286,749                 7,957

SECURITIES INDUSTRY - 0.1%

Morgan Stanley, Dean Witter &     190,300                 13,511
Co.

TOTAL FINANCE                                             1,484,464

HEALTH - 10.4%

DRUGS & PHARMACEUTICALS - 6.6%

Allergan, Inc.                    93,800                  6,074

American Home Products Corp.      1,302,200               73,330

Amgen, Inc. (a)                   500,000                 52,281

Biogen, Inc. (a)                  308,900                 25,639

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Bristol-Myers Squibb Co.          832,300                $ 111,372

Cytyc Corp. (a)                   324,000                 8,343

Elan Corp. PLC ADR (a)            140,700                 9,787

Lilly (Eli) & Co.                 978,800                 86,991

Merck & Co., Inc.                 1,449,900               214,132

Schering-Plough Corp.             2,106,700               116,395

                                                          704,344

MEDICAL EQUIPMENT & SUPPLIES
- 3.8%

Abbott Laboratories               178,600                 8,751

Allegiance Corp.                  237,000                 11,050

Baxter International, Inc.        167,600                 10,779

Becton, Dickinson & Co.           919,500                 39,251

Cardinal Health, Inc.             1,396,350               105,948

Guidant Corp.                     462,000                 50,936

Johnson & Johnson                 1,076,700               90,308

McKesson Corp.                    286,700                 22,667

Medtronic, Inc.                   702,800                 52,183

Stryker Corp.                     127,900                 7,042

                                                          398,915

TOTAL HEALTH                                              1,103,259

INDUSTRIAL MACHINERY &
EQUIPMENT - 6.8%

ELECTRICAL EQUIPMENT - 4.1%

Emerson Electric Co.              331,600                 20,746

General Electric Co.              3,822,100               390,093

Honeywell, Inc.                   310,400                 23,377

                                                          434,216

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.7%

Dover Corp.                       453,100                 16,595

Illinois Tool Works, Inc.         175,000                 10,150

Ingersoll-Rand Co.                493,800                 23,178

Stanley Works                     596,700                 16,558

Tyco International Ltd.           2,838,300               214,114

                                                          280,595

TOTAL INDUSTRIAL MACHINERY &                              714,811
EQUIPMENT

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

MEDIA & LEISURE - 10.9%

BROADCASTING - 6.9%

CBS Corp.                         1,871,900              $ 61,305

Clear Channel Communications,     759,800                 41,409
Inc. (a)

Comcast Corp. Class A             1,543,200               90,567
(special)

Cox Communications, Inc.          45,400                  3,138
Class A (a)

MediaOne Group, Inc.              783,400                 36,820

Tele-Communications, Inc.         987,600                 54,627
(TCI Group) Series A (a)

Time Warner, Inc.                 7,130,337               442,524

                                                          730,390

ENTERTAINMENT - 1.4%

Carnival Corp.                    338,100                 16,229

Fox Entertainment Group, Inc.     1,476,900               37,199
(a)

Viacom, Inc.:

Class A (a)                       9,000                   662

Class B (non-vtg.) (a)            1,309,200               96,881

                                                          150,971

PUBLISHING - 1.7%

Harcourt General, Inc.            772,800                 41,103

McGraw-Hill Companies, Inc.       1,163,500               118,532

Meredith Corp.                    476,000                 18,029

Reader's Digest Association,      67,300                  1,695
Inc. Class A (non-vtg.)

                                                          179,359

RESTAURANTS - 0.9%

McDonald's Corp.                  809,800                 62,051

Tricon Global Restaurants,        548,800                 27,509
Inc. (a)

                                                          89,560

TOTAL MEDIA & LEISURE                                     1,150,280

NONDURABLES - 6.9%

BEVERAGES - 0.4%

Coca-Cola Co. (The)               608,300                 40,680

FOODS - 1.1%

Campbell Soup Co.                 464,600                 25,553

Dean Foods Co.                    865,600                 35,327

Heinz (H.J.) Co.                  704,500                 39,892

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

FOODS - CONTINUED

Nabisco Holdings Corp. Class A    144,500                $ 5,997

Sara Lee Corp.                    354,600                 9,995

                                                          116,764

HOUSEHOLD PRODUCTS - 3.4%

Avon Products, Inc.               2,677,900               118,497

Clorox Co.                        358,900                 41,924

Colgate-Palmolive Co.             341,100                 31,680

First Brands Corp.                442,200                 17,439

Procter & Gamble Co.              636,100                 58,084

Rubbermaid, Inc.                  488,000                 15,342

Unilever NV (NY shares)           556,400                 46,146

Unilever PLC                      3,002,600               33,779

                                                          362,891

TOBACCO - 2.0%

Philip Morris Companies, Inc.     3,831,900               205,007

TOTAL NONDURABLES                                         725,342

RETAIL & WHOLESALE - 9.4%

APPAREL STORES - 1.4%

Abercrombie & Fitch Co. Class     342,300                 24,218
A (a)

Payless ShoeSource, Inc. (a)      627,700                 29,737

TJX Companies, Inc.               3,358,500               97,397

                                                          151,352

DRUG STORES - 1.6%

CVS Corp.                         3,062,126               168,417

GENERAL MERCHANDISE STORES -
4.4%

Costco Companies, Inc. (a)        952,600                 68,766

Dayton Hudson Corp.               2,314,100               125,540

Nordstrom, Inc.                   1,127,300               39,103

Saks Holdings, Inc. (a)           1,926,500               60,805

Wal-Mart Stores, Inc.             2,120,000               172,648

                                                          466,862

GROCERY STORES - 0.8%

Kroger Co. (a)                    570,300                 34,503

Safeway, Inc. (a)                 888,000                 54,113

                                                          88,616

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.2%

Home Depot, Inc.                  2,046,800              $ 125,239

TOTAL RETAIL & WHOLESALE                                  1,000,486

SERVICES - 2.6%

ADVERTISING - 1.7%

Interpublic Group of              667,700                 53,249
Companies, Inc.

Omnicom Group, Inc.               2,209,200               128,134

Outdoor Systems, Inc. (a)         16,500                  495

Young & Rubicam, Inc. (a)         17,300                  560

                                                          182,438

PRINTING - 0.3%

Donnelley (R.R.) & Sons Co.       783,700                 34,336

SERVICES - 0.6%

Ecolab, Inc.                      1,378,500               49,884

ServiceMaster Co.                 477,400                 10,533

                                                          60,417

TOTAL SERVICES                                            277,191

TECHNOLOGY - 13.4%

COMMUNICATIONS EQUIPMENT - 2.1%

Ascend Communications, Inc.       772,900                 50,818
(a)

Cisco Systems, Inc. (a)           777,025                 72,118

Lucent Technologies, Inc.         537,100                 59,081

OY Nokia AB sponsored ADR         321,400                 38,709

                                                          220,726

COMPUTER SERVICES & SOFTWARE
- 4.1%

Amazon.com, Inc. (a)              59,300                  19,050

America Online, Inc.              464,900                 74,384

IMS Health, Inc.                  596,100                 44,968

Intuit, Inc. (a)                  292,000                 21,170

Microsoft Corp. (a)               1,732,200               240,234

Oracle Corp. (a)                  697,700                 30,088

                                                          429,894

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- 5.0%

Apple Computer, Inc. (a)          643,200                $ 26,331

Compaq Computer Corp.             1,082,700               45,406

EMC Corp. (a)                     388,700                 33,040

International Business            635,000                 117,316
Machines Corp.

Pitney Bowes, Inc.                909,600                 60,090

SCI Systems, Inc. (a)             173,800                 10,037

Sun Microsystems, Inc. (a)        118,900                 10,181

Tech Data Corp. (a)               331,100                 13,327

Unisys Corp. (a)                  849,382                 29,251

Xerox Corp.                       1,540,200               181,744

                                                          526,723

ELECTRONIC INSTRUMENTS - 0.3%

Applied Materials, Inc. (a)       688,100                 29,373

ELECTRONICS - 1.9%

Analog Devices, Inc. (a)          720,400                 22,603

Intel Corp.                       673,300                 79,828

Motorola, Inc.                    839,500                 51,262

Texas Instruments, Inc.           612,500                 52,407

                                                          206,100

TOTAL TECHNOLOGY                                          1,412,816

TRANSPORTATION - 0.3%

RAILROADS - 0.3%

Burlington Northern Santa Fe      281,700                 9,507
Corp.

Union Pacific Corp.               416,600                 18,773

                                                          28,280

UTILITIES - 8.7%

CELLULAR - 0.1%

AirTouch Communications, Inc.     130,500                 9,412
(a)

ELECTRIC UTILITY - 2.4%

Duke Energy Corp.                 927,100                 59,392

Entergy Corp.                     776,400                 24,165

FPL Group, Inc.                   641,900                 39,557

Illinova Corp.                    513,500                 12,838

IPALCO Enterprises, Inc.          501,900                 27,824

PECO Energy Co.                   596,900                 24,846

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

PG&E Corp.                        992,800                $ 31,273

Unicom Corp.                      841,500                 32,450

                                                          252,345

TELEPHONE SERVICES - 6.2%

ALLTEL Corp.                      651,500                 38,968

AT&T Corp.                        1,404,800               105,711

GTE Corp.                         315,800                 21,297

MCI WorldCom, Inc. (a)            3,394,966               243,589

Qwest Communications              711,200                 35,560
International, Inc. (a)

SBC Communications, Inc.          2,846,900               152,665

Sprint Corp. (FON Group)          719,900                 60,562

                                                          658,352

TOTAL UTILITIES                                           920,109

TOTAL COMMON STOCKS                                       9,833,273
(Cost $6,559,994)

CONVERTIBLE PREFERRED STOCKS
- 0.6%



FINANCE - 0.3%

CREDIT & OTHER FINANCE - 0.3%

Federal-Mogul Financing Trust     446,600                 29,476
$3.50 (c)

HEALTH - 0.3%

MEDICAL EQUIPMENT & SUPPLIES
- 0.3%

McKesson Financing Trust:

$2.50 (c)                         61,400                  6,662

$2.50                             218,700                 23,729

                                                          30,391

TOTAL CONVERTIBLE PREFERRED                               59,867
STOCKS
(Cost $53,080)



CONVERTIBLE BONDS - 1.7%

MOODY'S RATINGS                             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FINANCE - 0.3%

CREDIT & OTHER FINANCE - 0.3%

Elan Finance Corp. Ltd.           Baa3      $ 5,920                            $ 33,596
liquid yield option  notes
0% 12/14/18 (c)

HEALTH - 0.1%

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Total Renal Care Holdings,        B1         12,600                             13,482
Inc. 7% 5/15/09 (c)

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

ELECTRICAL EQUIPMENT - 0.0%

ANTEC Corp. 4.5% 5/15/03 (c)      B2         5,065                              4,862

POLLUTION CONTROL - 0.3%

Waste Management, Inc. 4%         Ba1        21,852                             26,004
2/1/02

TOTAL INDUSTRIAL MACHINERY &                                                    30,866
EQUIPMENT

RETAIL & WHOLESALE - 0.2%

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.2%

Home Depot, Inc. 3.25% 10/1/01    A1         8,020                              21,053

TECHNOLOGY - 0.8%

COMPUTERS & OFFICE EQUIPMENT
- 0.7%

EMC Corp. 3.25% 3/15/02           Ba2        9,630                              35,872

Unisys Corp. 8.25% 3/15/06        B          7,980                              39,611

                                                                                75,483

ELECTRONIC INSTRUMENTS - 0.1%

Thermo Electron Corp. 4.25%       Ba2        7,210                              6,453
1/1/03 (c)

TOTAL TECHNOLOGY                                                                81,936

TOTAL CONVERTIBLE BONDS                                                         180,933
(Cost $122,998)

U.S. TREASURY OBLIGATIONS -
1.3%



6.75% 8/15/26                     Aaa        71,200                             85,295

7% 7/15/06                        Aaa        47,200                             53,741

TOTAL U.S. TREASURY OBLIGATIONS                                                 139,036
(Cost $142,241)



CASH EQUIVALENTS - 3.3%

                                              SHARES                      VALUE (NOTE 1) (000S)

Taxable Central Cash Fund (b)                 352,982,562                $ 352,983
(Cost $352,983)

TOTAL INVESTMENT IN                                                      $ 10,566,092
SECURITIES - 100%
(Cost $7,231,296)


LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.80%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $94,531,000 or 0.9% of net assets.

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $7,233,515,000. Net unrealized appreciation aggregated $3,332,577,000, of which $3,397,265,000 related to appreciated investment securities and $64,688,000 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT) DECEMBER
31, 1998 (UNAUDITED)

ASSETS

Investment in securities, at             $ 10,566,092
value (cost $7,231,296) -
See accompanying schedule

Receivable for investments                34,961
sold

Receivable for fund shares                38,063
sold

Dividends receivable                      9,469

Interest receivable                       6,662

Other receivables                         795

 TOTAL ASSETS                             10,656,042

LIABILITIES

Payable for investments        $ 42,772
purchased

Payable for fund shares         28,724
redeemed

Accrued management fee          3,130

Other payables and accrued      1,882
expenses

Collateral on securities        6,375
loaned, at value

 TOTAL LIABILITIES                        82,883

NET ASSETS                               $ 10,573,159

Net Assets consist of:

Paid in capital                          $ 7,156,381

Undistributed net investment              3,897
income

Accumulated undistributed net             78,066
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               3,334,815
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 288,158                  $ 10,573,159
shares outstanding

NET ASSET VALUE, offering                 $36.69
price and redemption price
per share ($10,573,159
(divided by) 288,158 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  SIX
MONTHS ENDED DECEMBER 31,
1998 (UNAUDITED)

INVESTMENT INCOME                          $ 48,525
Dividends

Interest (including income on               18,601
securities loaned of $524)

 TOTAL INCOME                               67,126

EXPENSES

Management fee                   $ 17,059

Transfer agent fees               7,713

Accounting and security           415
lending fees

Non-interested trustees'          12
compensation

Custodian fees and expenses       85

Registration fees                 541

Audit                             37

Legal                             35

Miscellaneous                     16

 Total expenses before            25,913
reductions

 Expense reductions               (1,102)   24,811

NET INVESTMENT INCOME                       42,315

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            190,459

 Foreign currency transactions    (215)     190,244

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            755,430

 Assets and liabilities in        23        755,453
foreign currencies

NET GAIN (LOSS)                             945,697

NET INCREASE (DECREASE) IN                 $ 988,012
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED DECEMBER 31,  YEAR ENDED JUNE 30, 1998
                                 1998 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 42,315                       $ 68,829
income

 Net realized gain (loss)         190,244                        744,691

 Change in net unrealized         755,453                        1,182,686
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       988,012                        1,996,206
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (38,953)                       (68,292)
From net investment income

 From net realized gain           (476,283)                      (477,200)

 TOTAL DISTRIBUTIONS              (515,236)                      (545,492)

Share transactions Net            2,866,658                      3,936,994
proceeds from sales of shares

 Reinvestment of distributions    483,045                        507,421

 Cost of shares redeemed          (1,975,375)                    (2,677,757)

 NET INCREASE (DECREASE) IN       1,374,328                      1,766,658
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       1,847,104                      3,217,372
IN NET ASSETS

NET ASSETS

 Beginning of period              8,726,055                      5,508,683

 End of period (including        $ 10,573,159                   $ 8,726,055
undistributed net investment
income of $3,897 and $535,
respectively)

OTHER INFORMATION
Shares

 Sold                             86,576                         125,126

 Issued in reinvestment of        14,506                         17,254
distributions

 Redeemed                         (60,656)                       (85,754)

 Net increase (decrease)          40,426                         56,626


FINANCIAL  HIGHLIGHTS

                                SIX MONTHS ENDED DECEMBER 31,  YEARS ENDED JUNE 30,
                                1998

                                (UNAUDITED)                    1998                  1997     1996     1995     1994

SELECTED PER-SHARE DATA

Net asset value, beginning of   $ 35.22                        $ 28.83               $ 24.65  $ 21.04  $ 18.61  $ 20.42
period

Income from Investment
Operations

 Net investment   income         .15 D                          .32 D                 .34 D    .39      .38      .27

 Net realized   and              3.27                           8.74                  5.99     5.04     3.35     .79
unrealized   gain (loss)

 Total from investment           3.42                           9.06                  6.33     5.43     3.73     1.06
operations

Less Distributions

 From net investment   income    (.14)                          (.31) F               (.33)    (.41)    (.36)    (.31)

 From net   realized gain        (1.81)                         (2.36) F              (1.82)   (1.41)   (.94)    (2.56)

 Total distributions             (1.95)                         (2.67)                (2.15)   (1.82)   (1.30)   (2.87)

Net asset value,  end of        $ 36.69                        $ 35.22               $ 28.83  $ 24.65  $ 21.04  $ 18.61
period

TOTAL RETURN B, C                10.35%                         33.54%                27.97%   27.00%   21.09%   5.41%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in   $ 10,573                       $ 8,726               $ 5,509  $ 3,947  $ 2,404  $ 1,592
millions)

Ratio of expenses to average     .57% A                         .58%                  .62%     .63%     .66%     .68%
net assets

Ratio of expenses  to average    .54% A, E                      .56% E                .59% E   .60% E   .64% E   .65% E
net  assets after expense
reductions

Ratio of net investment          .92% A                         1.01%                 1.34%    1.71%    2.18%    1.85%
income to average net assets

Portfolio turnover rate          73% A                          65%                   107%     150%     157%     207%


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO
FINANCIAL STATEMENTS).

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).

F THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS

For the period ended December 31, 1998 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Fund (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in

1. SIGNIFICANT ACCOUNTING

POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research

2. OPERATING POLICIES -

CONTINUED

JOINT TRADING ACCOUNT - CONTINUED

Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $4,099,233,000 and $3,164,427,000, respectively, of which U.S. government and government agency obligations aggregated
$142,241,000 and $0, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

individual fund fee rate is .09%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .37% of average net assets.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $561,000 for the period.

5. SECURITY LENDING.

The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned amounted to $6,806,000. The fund received cash collateral of $6,375,000.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $879,000 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $4,000 and $219,000, respectively, under these arrangements.

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0 To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY

For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

HAWAII

700 Bishop Street
Honolulu, HI

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

2200 West Main Street
Durham, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER

Fidelity Management & Research
 Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
 (U.K.) Inc., London, England

Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard A. Spillane, Jr., Vice President

Beth Terrana, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

* INDEPENDENT TRUSTEES

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

The Chase Manhattan Bank
New York, NY

FIDELITY'S GROWTH AND INCOME FUNDS

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity(registered trademark) Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan(registered trademark) Fund

Real Estate Investment Portfolio

Utilities Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions 1-800-544-7777

Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)

TouchTone Xpress (registered trademark)(Automated Graphic)
1-800-544-5555

(Automated Graphic) AUTOMATED LINE FOR QUICKEST SERVICE

(Fidelity Logo Graphic)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com